Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.4%
		Basic Materials: 0.7%
1,000,000		Air Products and Chemicals, Inc., 1.850%, 05/15/2027	$1,012,615	0.0
500,000		Air Products and Chemicals, Inc., 2.050%, 05/15/2030	492,536	0.0
1,000,000		Air Products and Chemicals, Inc., 2.700%, 05/15/2040	957,917	0.0
800,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	1,050,644	0.1
800,000		Cabot Corp., 3.700%, 07/15/2022	824,435	0.0
500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	548,732	0.0
750,000		Dow Chemical Co/The, 2.100%, 11/15/2030	723,864	0.0
750,000		Dow Chemical Co/The, 3.600%, 11/15/2050	757,560	0.0
500,000		Dow Chemical Co/The, 4.250%, 10/01/2034	554,589	0.0
1,000,000		DuPont de Nemours, Inc., 5.419%, 11/15/2048	1,292,106	0.1
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	464,486	0.0
280,000		International Paper Co., 3.800%, 01/15/2026	309,555	0.0
1,000,000		International Paper Co., 4.350%, 08/15/2048	1,158,671	0.1
500,000		Linde, Inc./CT, 1.100%, 08/10/2030	455,266	0.0
1,000,000		Linde, Inc./CT, 2.200%, 08/15/2022	1,020,698	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/2023	537,932	0.0
1,000,000		LYB International Finance III LLC, 1.250%, 10/01/2025	988,235	0.0
750,000		LYB International Finance III LLC, 3.375%, 10/01/2040	744,342	0.0
250,000		Mosaic Co/The, 5.450%, 11/15/2033	300,794	0.0
1,000,000		Nucor Corp., 2.000%, 06/01/2025	1,026,901	0.0
1,000,000		Nutrien Ltd., 2.950%, 05/13/2030	1,036,846	0.1
1,000,000		Nutrien Ltd., 3.150%, 10/01/2022	1,032,548	0.1
500,000		PPG Industries, Inc., 2.550%, 06/15/2030	506,136	0.0
500,000		Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025	548,954	0.0
750,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	1,008,143	0.0
1,000,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	1,092,258	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/2045	328,218	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	483,038	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/2036	2,602,594	0.1
			23,860,613	0.7

		Communications: 2.9%
1,000,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	1,043,688	0.0
1,000,000	(2)	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	1,073,437	0.0
1,000,000		Alphabet, Inc., 1.100%, 08/15/2030	920,431	0.0
2,000,000		Alphabet, Inc., 1.900%, 08/15/2040	1,731,988	0.1
1,000,000		Amazon.com, Inc., 2.800%, 08/22/2024	1,072,013	0.0
1,000,000		Amazon.com, Inc., 3.150%, 08/22/2027	1,095,093	0.0
1,000,000		Amazon.com, Inc., 3.800%, 12/05/2024	1,108,276	0.0
1,000,000		Amazon.com, Inc., 4.800%, 12/05/2034	1,258,148	0.0
2,000,000		AT&T, Inc., 2.250%, 02/01/2032	1,904,988	0.1
1,000,000		AT&T, Inc., 2.300%, 06/01/2027	1,022,865	0.0
2,359,000	(1)	AT&T, Inc., 2.550%, 12/01/2033	2,242,006	0.1
2,000,000		AT&T, Inc., 3.300%, 02/01/2052	1,804,641	0.1
2,000,000		AT&T, Inc., 3.500%, 06/01/2041	1,977,125	0.1
5,086,000	(1)	AT&T, Inc., 3.500%, 09/15/2053	4,708,967	0.2
1,770,000	(1)	AT&T, Inc., 3.550%, 09/15/2055	1,622,833	0.1
1,000,000		AT&T, Inc., 3.650%, 06/01/2051	968,933	0.0
208,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	190,502	0.0
1,264,000	(1)	AT&T, Inc., 3.800%, 12/01/2057	1,204,872	0.0
1,000,000		AT&T, Inc., 4.500%, 05/15/2035	1,129,622	0.0
500,000		AT&T, Inc., 4.650%, 06/01/2044	564,418	0.0
1,000,000		Baidu, Inc., 1.720%, 04/09/2026	997,475	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	521,594	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	465,369	0.0
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	1,701,419	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	1,745,049	0.1
1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	1,304,673	0.1
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/2024	1,092,488	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/2040	2,033,782	0.1
3,000,000		Comcast Corp., 1.950%, 01/15/2031	2,891,860	0.1
750,000		Comcast Corp., 3.000%, 02/01/2024	800,785	0.0
500,000		Comcast Corp., 3.375%, 02/15/2025	544,602	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/2024	1,360,658	0.1
1,000,000		Comcast Corp., 3.750%, 04/01/2040	1,098,693	0.0
724,000		Comcast Corp., 3.969%, 11/01/2047	809,830	0.0
750,000		Comcast Corp., 4.200%, 08/15/2034	860,532	0.0
750,000		Comcast Corp., 4.250%, 01/15/2033	867,191	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/2043	1,193,136	0.0
1,000,000		Comcast Corp., 4.600%, 08/15/2045	1,212,701	0.0
1,500,000		Comcast Corp., 4.700%, 10/15/2048	1,858,059	0.1
335,000		Comcast Corp., 6.500%, 11/15/2035	474,698	0.0
1,500,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	2,226,984	0.1
1,250,000		Discovery Communications LLC, 3.625%, 05/15/2030	1,339,189	0.1
250,000		Discovery Communications LLC, 3.900%, 11/15/2024	273,797	0.0
1,500,000		eBay, Inc., 2.700%, 03/11/2030	1,517,341	0.1
91,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	99,714	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	592,253	0.0
1,500,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 05/01/2022	1,552,064	0.1
500,000		Orange SA, 5.500%, 02/06/2044	666,520	0.0
250,000		Rogers Communications, Inc., 5.000%, 03/15/2044	298,804	0.0
500,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	559,518	0.0
750,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	849,111	0.0
1,000,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	1,038,001	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/2042	1,070,282	0.0
300,000		TWDC Enterprises 18 Corp., 2.350%, 12/01/2022	309,917	0.0
400,000		TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	430,958	0.0
300,000		TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	341,717	0.0
1,000,000		Verizon Communications, Inc., 1.750%, 01/20/2031	932,063	0.0
1,000,000		Verizon Communications, Inc., 2.650%, 11/20/2040	915,218	0.0
2,000,000		Verizon Communications, Inc., 4.000%, 03/22/2050	2,156,202	0.1
1,585,000		Verizon Communications, Inc., 4.329%, 09/21/2028	1,815,790	0.1
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/2034	1,888,973	0.1
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/2041	3,596,368	0.1
1,636,000		Verizon Communications, Inc., 4.862%, 08/21/2046	1,967,197	0.1
300,000		ViacomCBS, Inc., 3.700%, 08/15/2024	325,418	0.0
248,000		ViacomCBS, Inc., 3.875%, 04/01/2024	267,282	0.0
250,000		ViacomCBS, Inc., 4.000%, 01/15/2026	275,610	0.0
2,500,000		ViacomCBS, Inc., 4.200%, 05/19/2032	2,798,218	0.1
390,000		ViacomCBS, Inc., 4.375%, 03/15/2043	421,440	0.0
440,000		ViacomCBS, Inc., 5.850%, 09/01/2043	563,108	0.0
2,000,000		Vodafone Group PLC, 4.125%, 05/30/2025	2,237,601	0.1
1,000,000		Vodafone Group PLC, 6.150%, 02/27/2037	1,335,649	0.1
3,000,000		Walt Disney Co/The, 3.500%, 05/13/2040	3,178,731	0.1
200,000		Walt Disney Co/The, 1.750%, 08/30/2024	206,638	0.0
1,000,000		Walt Disney Co/The, 1.750%, 01/13/2026	1,023,520	0.0
1,000,000		Walt Disney Co/The, 2.200%, 01/13/2028	1,023,116	0.0
2,000,000		Walt Disney Co/The, 2.650%, 01/13/2031	2,044,101	0.1
1,000,000		Walt Disney Co/The, 3.600%, 01/13/2051	1,066,955	0.0
250,000		Walt Disney Co/The, 4.750%, 09/15/2044	311,207	0.0
1,000,000		WPP Finance 2010, 3.625%, 09/07/2022	1,043,160	0.0
			97,039,175	2.9

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

	Consumer, Cyclical: 1.4%
202,375	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	202,146	0.0
821,856	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	830,903	0.0
201,250	American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	203,487	0.0
1,049,739	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,063,355	0.1
500,000	American Honda Finance Corp., 2.300%, 09/09/2026	523,784	0.0
2,000,000	American Honda Finance Corp., 1.200%, 07/08/2025	1,992,731	0.1
500,000	AutoZone, Inc., 1.650%, 01/15/2031	458,536	0.0
750,000	AutoZone, Inc., 3.125%, 07/15/2023	790,040	0.0
1,000,000	BorgWarner, Inc., 2.650%, 07/01/2027	1,039,213	0.0
500,000	Cummins, Inc., 1.500%, 09/01/2030	465,118	0.0
250,000	Cummins, Inc., 2.600%, 09/01/2050	224,437	0.0
574,519	Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/2024	600,623	0.0
1,000,000	General Motors Co., 5.400%, 10/02/2023	1,086,460	0.1
750,000	General Motors Co., 6.600%, 04/01/2036	974,914	0.0
500,000	General Motors Financial Co., Inc., 3.150%, 06/30/2022	514,189	0.0
1,000,000	General Motors Financial Co., Inc., 3.250%, 01/05/2023	1,041,945	0.0
750,000	General Motors Financial Co., Inc., 3.700%, 05/09/2023	790,384	0.0
500,000	General Motors Financial Co., Inc., 3.850%, 01/05/2028	539,137	0.0
500,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	555,805	0.0
1,000,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	1,146,299	0.1
1,000,000	Home Depot, Inc./The, 2.700%, 04/15/2030	1,043,275	0.0
500,000	Home Depot, Inc./The, 2.800%, 09/14/2027	536,021	0.0
1,000,000	Home Depot, Inc./The, 3.300%, 04/15/2040	1,053,592	0.0
2,350,000	Home Depot, Inc./The, 5.875%, 12/16/2036	3,242,432	0.1
500,000	Kohl's Corp., 4.250%, 07/17/2025	548,010	0.0
500,000	Lear Corp., 4.250%, 05/15/2029	554,877	0.0
500,000	Lear Corp., 5.250%, 05/15/2049	587,199	0.0
1,000,000	Lowe's Cos, Inc., 3.100%, 05/03/2027	1,076,552	0.1
500,000	Lowe's Cos, Inc., 3.650%, 04/05/2029	547,670	0.0
500,000	Marriott International, Inc./MD, 2.300%, 01/15/2022	505,263	0.0
500,000	Marriott International, Inc./MD, 3.125%, 02/15/2023	514,969	0.0
500,000	McDonald's Corp., 3.700%, 01/30/2026	551,406	0.0
400,000	McDonald's Corp., 4.600%, 05/26/2045	468,379	0.0
500,000	McDonald's Corp., 4.700%, 12/09/2035	592,465	0.0
325,000	McDonalds Corp., 6.300%, 10/15/2037	450,256	0.0
1,250,000	Mohawk Industries, Inc., 3.850%, 02/01/2023	1,314,939	0.1
500,000	NIKE, Inc., 2.375%, 11/01/2026	526,029	0.0
500,000	NIKE, Inc., 3.375%, 11/01/2046	519,101	0.0
300,000	O'Reilly Automotive, Inc., 3.800%, 09/01/2022	311,202	0.0
1,250,000	Starbucks Corp., 3.100%, 03/01/2023	1,311,428	0.1
500,000	Starbucks Corp., 3.550%, 08/15/2029	547,195	0.0
400,000	Tapestry, Inc., 4.250%, 04/01/2025	434,768	0.0
750,000	Target Corp., 2.900%, 01/15/2022	765,013	0.0
1,000,000	Target Corp., 3.500%, 07/01/2024	1,093,191	0.1
1,000,000	TJX Cos, Inc./The, 1.600%, 05/15/2031	933,636	0.0
1,000,000	Toyota Motor Credit Corp., 1.350%, 08/25/2023	1,021,090	0.0
1,000,000	Toyota Motor Credit Corp., 1.800%, 02/13/2025	1,027,990	0.0
1,000,000	Toyota Motor Credit Corp., 2.700%, 01/11/2023	1,041,026	0.0
1,000,000	Toyota Motor Credit Corp., 3.050%, 01/11/2028	1,071,284	0.1
500,000	Toyota Motor Credit Corp., 3.200%, 01/11/2027	543,763	0.0
391,206	United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/2027	410,084	0.0
203,830	United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	204,720	0.0
203,829	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	208,982	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

883,461	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	907,063	0.0
250,000	Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	269,216	0.0
250,000	Walgreens Boots Alliance, Inc., 3.800%, 11/18/2024	272,642	0.0
250,000	Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	278,708	0.0
250,000	Walgreens Boots Alliance, Inc., 4.650%, 06/01/2046	268,199	0.0
250,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	277,412	0.0
500,000	Walmart, Inc., 5.250%, 09/01/2035	657,184	0.0
1,000,000	Walmart, Inc., 3.300%, 04/22/2024	1,077,169	0.1
1,000,000	Walmart, Inc., 3.400%, 06/26/2023	1,066,951	0.1
1,000,000	Walmart, Inc., 3.550%, 06/26/2025	1,102,958	0.1
1,000,000	Walmart, Inc., 3.700%, 06/26/2028	1,125,387	0.1
300,000	Whirlpool Corp., 3.700%, 05/01/2025	326,658	0.0
200,000	Whirlpool Corp., 4.000%, 03/01/2024	218,493	0.0
		48,449,353	1.4

	Consumer, Non-cyclical: 4.4%
1,000,000	Abbott Laboratories, 1.400%, 06/30/2030	935,383	0.0
284,000	Abbott Laboratories, 3.750%, 11/30/2026	319,015	0.0
339,000	Abbott Laboratories, 4.750%, 11/30/2036	420,199	0.0
500,000	Abbott Laboratories, 4.750%, 04/15/2043	639,447	0.0
1,000,000	Abbott Laboratories, 4.900%, 11/30/2046	1,305,474	0.1
500,000	AbbVie, Inc., 2.800%, 03/15/2023	518,656	0.0
1,500,000	AbbVie, Inc., 3.200%, 05/14/2026	1,621,572	0.1
1,000,000	AbbVie, Inc., 3.200%, 11/21/2029	1,064,556	0.0
500,000	AbbVie, Inc., 3.250%, 10/01/2022	517,321	0.0
500,000	AbbVie, Inc., 3.450%, 03/15/2022	511,601	0.0
1,250,000	AbbVie, Inc., 3.600%, 05/14/2025	1,362,523	0.1
750,000	AbbVie, Inc., 3.800%, 03/15/2025	819,974	0.0
1,000,000	AbbVie, Inc., 4.050%, 11/21/2039	1,121,077	0.1
1,000,000	AbbVie, Inc., 4.250%, 11/21/2049	1,133,472	0.1
500,000	AbbVie, Inc., 4.300%, 05/14/2036	577,684	0.0
500,000	AbbVie, Inc., 4.450%, 05/14/2046	577,436	0.0
1,000,000	AbbVie, Inc., 4.500%, 05/14/2035	1,175,411	0.1
750,000	AbbVie, Inc., 4.550%, 03/15/2035	873,210	0.0
500,000	Aetna, Inc., 2.750%, 11/15/2022	515,161	0.0
250,000	Aetna, Inc., 3.500%, 11/15/2024	270,173	0.0
300,000	Aetna, Inc., 4.500%, 05/15/2042	342,504	0.0
300,000	Altria Group, Inc., 4.250%, 08/09/2042	306,630	0.0
138,000	Altria Group, Inc., 4.800%, 02/14/2029	158,666	0.0
500,000	Altria Group, Inc., 5.800%, 02/14/2039	611,200	0.0
2,000,000	AmerisourceBergen Corp., 2.800%, 05/15/2030	2,041,339	0.1
250,000	AmerisourceBergen Corp., 4.250%, 03/01/2045	274,215	0.0
500,000	Amgen, Inc., 2.250%, 08/19/2023	518,655	0.0
2,000,000	Amgen, Inc., 2.300%, 02/25/2031	1,973,534	0.1
1,000,000	Amgen, Inc., 3.150%, 02/21/2040	993,640	0.0
1,500,000	Amgen, Inc., 4.400%, 05/01/2045	1,740,613	0.1
3,500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	4,190,373	0.1
1,500,000	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	1,626,309	0.1
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	257,173	0.0
1,500,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	1,700,350	0.1
1,500,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	1,704,795	0.1
750,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	1,201,430	0.1
250,000	Anthem, Inc., 3.500%, 08/15/2024	270,436	0.0
1,000,000	Anthem, Inc., 3.650%, 12/01/2027	1,104,483	0.1
750,000	Anthem, Inc., 4.101%, 03/01/2028	844,254	0.0
250,000	Anthem, Inc., 4.650%, 08/15/2044	299,005	0.0
100,000	AstraZeneca PLC, 3.500%, 08/17/2023	106,651	0.0
1,000,000	AstraZeneca PLC, 4.000%, 01/17/2029	1,123,145	0.1
1,000,000	AstraZeneca PLC, 4.375%, 08/17/2048	1,171,669	0.1
1,400,000	AstraZeneca PLC, 6.450%, 09/15/2037	1,995,746	0.1
500,000	Automatic Data Processing, Inc., 3.375%, 09/15/2025	550,714	0.0
1,000,000	BAT Capital Corp., 3.222%, 08/15/2024	1,065,851	0.0
224,000	Baxalta, Inc., 4.000%, 06/23/2025	248,520	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

750,000		Biogen, Inc., 4.050%, 09/15/2025	833,710	0.0
500,000		Boston Scientific Corp., 1.900%, 06/01/2025	513,719	0.0
500,000		Boston Scientific Corp., 2.650%, 06/01/2030	505,236	0.0
200,000		Boston Scientific Corp., 3.375%, 05/15/2022	206,505	0.0
1,000,000		Bristol-Myers Squibb Co., 1.125%, 11/13/2027	967,760	0.0
1,000,000		Bristol-Myers Squibb Co., 2.350%, 11/13/2040	910,988	0.0
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/2042	516,930	0.0
236,000		Bristol-Myers Squibb Co., 3.875%, 08/15/2025	262,582	0.0
1,000,000		Bristol-Myers Squibb Co., 3.900%, 02/20/2028	1,125,558	0.1
500,000		Bristol-Myers Squibb Co., 4.625%, 05/15/2044	618,629	0.0
380,000		Bristol-Myers Squibb Co., 5.000%, 08/15/2045	489,343	0.0
1,000,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	1,096,565	0.1
500,000		Cardinal Health, Inc., 3.200%, 03/15/2023	525,290	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/2045	577,159	0.0
750,000		Cigna Corp., 3.250%, 04/15/2025	807,297	0.0
500,000		Cigna Corp., 3.400%, 03/01/2027	543,572	0.0
250,000		Cigna Corp., 3.500%, 06/15/2024	269,821	0.0
1,000,000		Cigna Corp., 4.800%, 08/15/2038	1,197,359	0.1
500,000		Cigna Corp., 4.800%, 07/15/2046	600,642	0.0
500,000		Cigna Corp., 4.900%, 12/15/2048	613,920	0.0
1,000,000		Clorox Co/The, 1.800%, 05/15/2030	953,376	0.0
750,000		Clorox Co/The, 3.050%, 09/15/2022	773,872	0.0
1,000,000		Coca-Cola Co., 1.650%, 06/01/2030	953,557	0.0
1,000,000		Coca-Cola Co., 2.500%, 03/15/2051	875,314	0.0
1,000,000		Coca-Cola Co., 2.900%, 05/25/2027	1,079,021	0.0
1,000,000		Coca-Cola Co/The, 2.000%, 03/05/2031	978,722	0.0
750,000		Colgate-Palmolive Co., 2.250%, 11/15/2022	774,906	0.0
222,000		Conagra Brands, Inc., 3.200%, 01/25/2023	230,614	0.0
1,000,000		Constellation Brands, Inc., 3.200%, 02/15/2023	1,046,657	0.0
1,500,000		CVS Health Corp., 2.700%, 08/21/2040	1,384,446	0.1
750,000		CVS Health Corp., 2.750%, 12/01/2022	774,798	0.0
250,000		CVS Health Corp., 3.375%, 08/12/2024	269,211	0.0
137,000		CVS Health Corp., 3.700%, 03/09/2023	145,433	0.0
443,000		CVS Health Corp., 3.875%, 07/20/2025	489,950	0.0
1,000,000		CVS Health Corp., 4.300%, 03/25/2028	1,136,253	0.1
1,000,000		CVS Health Corp., 4.780%, 03/25/2038	1,182,281	0.1
2,000,000		CVS Health Corp., 5.050%, 03/25/2048	2,459,152	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/2045	1,226,056	0.1
200,000		CVS Health Corp., 5.300%, 12/05/2043	248,580	0.0
2,000,000		Diageo Capital PLC, 2.125%, 04/29/2032	1,934,076	0.1
1,000,000		Diageo Capital PLC, 3.500%, 09/18/2023	1,072,631	0.0
1,000,000		Diageo Capital PLC, 3.875%, 05/18/2028	1,122,858	0.1
3,750,000	(2)	Eli Lilly and Co., 2.250%, 05/15/2050	3,179,201	0.1
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	310,372	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/2022	360,639	0.0
751,000	(1)	General Mills, Inc., 3.000%, 02/01/2051	704,171	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	521,438	0.0
750,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	815,221	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	285,756	0.0
150,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	161,623	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/2047	278,415	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	232,818	0.0
750,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	908,626	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	421,693	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	733,617	0.0
750,000		Hershey Co/The, 2.300%, 08/15/2026	790,119	0.0
1,750,000		Humana, Inc., 3.850%, 10/01/2024	1,912,865	0.1
500,000		Humana, Inc., 4.950%, 10/01/2044	601,639	0.0
1,000,000		Johnson & Johnson, 2.450%, 03/01/2026	1,064,718	0.0
1,000,000		Johnson & Johnson, 2.900%, 01/15/2028	1,081,915	0.0
500,000		Johnson & Johnson, 2.950%, 03/03/2027	546,520	0.0
1,000,000		Johnson & Johnson, 3.625%, 03/03/2037	1,131,558	0.1
500,000		Johnson & Johnson, 3.700%, 03/01/2046	559,668	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/2047	562,863	0.0
1,000,000		Kellogg Co., 2.100%, 06/01/2030	973,230	0.0
500,000		Kellogg Co., 3.250%, 04/01/2026	539,760	0.0
250,000		Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	272,636	0.0
350,000		Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	407,112	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,000,000		Kroger Co., 2.650%, 10/15/2026	1,056,086	0.0
250,000		Kroger Co/The, 4.450%, 02/01/2047	282,746	0.0
879,000		Kroger Co/The, 7.500%, 04/01/2031	1,224,903	0.1
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	255,837	0.0
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	284,443	0.0
1,000,000		McKesson Corp., 0.900%, 12/03/2025	979,881	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/2044	306,307	0.0
311,000		Medtronic, Inc., 3.500%, 03/15/2025	341,299	0.0
716,000		Medtronic, Inc., 4.375%, 03/15/2035	861,898	0.0
72,000		Medtronic, Inc., 4.625%, 03/15/2045	90,939	0.0
1,000,000	(2)	Merck & Co., Inc., 0.750%, 02/24/2026	987,881	0.0
1,000,000		Merck & Co., Inc., 1.450%, 06/24/2030	953,922	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/2045	275,692	0.0
1,000,000		Merck & Co., Inc., 3.900%, 03/07/2039	1,140,939	0.1
1,000,000		Merck & Co., Inc., 4.150%, 05/18/2043	1,175,991	0.1
500,000		Molson Coors Beverage Co., 5.000%, 05/01/2042	578,214	0.0
1,000,000	(2)	Mondelez International, Inc., 2.750%, 04/13/2030	1,022,127	0.0
200,000		Mylan, Inc., 4.200%, 11/29/2023	215,941	0.0
500,000		Novartis Capital Corp., 2.200%, 08/14/2030	503,905	0.0
500,000		Novartis Capital Corp., 2.400%, 05/17/2022	510,893	0.0
500,000		Novartis Capital Corp., 2.750%, 08/14/2050	475,511	0.0
500,000		Novartis Capital Corp., 3.100%, 05/17/2027	544,178	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/2024	542,111	0.0
1,000,000		PayPal Holdings, Inc., 1.650%, 06/01/2025	1,019,405	0.0
1,000,000		PayPal Holdings, Inc., 2.300%, 06/01/2030	991,829	0.0
2,500,000		PepsiCo, Inc., 1.625%, 05/01/2030	2,392,937	0.1
500,000		PepsiCo, Inc., 2.250%, 05/02/2022	510,192	0.0
1,000,000		PepsiCo, Inc., 3.600%, 03/01/2024	1,086,217	0.0
500,000		PepsiCo, Inc., 4.000%, 03/05/2042	564,434	0.0
250,000		PepsiCo, Inc., 4.250%, 10/22/2044	292,287	0.0
750,000		Perrigo Finance Unlimited Co., 3.900%, 12/15/2024	798,357	0.0
1,000,000		Pfizer, Inc., 3.450%, 03/15/2029	1,098,643	0.1
1,000,000		Pfizer, Inc., 3.900%, 03/15/2039	1,138,442	0.1
1,000,000		Pfizer, Inc., 4.100%, 09/15/2038	1,163,938	0.1
500,000		Pfizer, Inc., 4.125%, 12/15/2046	582,364	0.0
500,000		Pfizer, Inc., 4.000%, 12/15/2036	575,939	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/2043	1,165,745	0.1
500,000		Philip Morris International, Inc., 2.125%, 05/10/2023	515,806	0.0
750,000		Philip Morris International, Inc., 2.500%, 11/02/2022	774,406	0.0
500,000		Philip Morris International, Inc., 2.625%, 02/18/2022	509,372	0.0
500,000	(2)	Philip Morris International, Inc., 3.125%, 03/02/2028	531,524	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/2024	271,051	0.0
500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	530,875	0.0
1,000,000		Quest Diagnostics, Inc., 2.800%, 06/30/2031	1,017,749	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/2035	594,208	0.0
1,250,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,510,779	0.1
1,000,000		Sanofi, 3.625%, 06/19/2028	1,115,708	0.1
500,000		Stryker Corp., 3.500%, 03/15/2026	548,899	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/2027	819,978	0.0
150,000		Unilever Capital Corp., 2.600%, 05/05/2024	158,839	0.0
500,000		Unilever Capital Corp., 3.250%, 03/07/2024	538,041	0.0
1,000,000		Unilever Capital Corp., 3.500%, 03/22/2028	1,102,025	0.1
1,000,000		UnitedHealth Group, Inc., 2.000%, 05/15/2030	984,846	0.0
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/2023	518,382	0.0
1,000,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	984,686	0.0
300,000		UnitedHealth Group, Inc., 2.875%, 12/15/2021	305,558	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/2023	523,702	0.0
500,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	480,198	0.0
500,000		UnitedHealth Group, Inc., 2.950%, 10/15/2027	537,505	0.0
500,000		UnitedHealth Group, Inc., 3.100%, 03/15/2026	543,398	0.0
500,000		UnitedHealth Group, Inc., 3.125%, 05/15/2060	492,491	0.0
1,000,000		UnitedHealth Group, Inc., 3.500%, 06/15/2023	1,067,625	0.0
1,000,000		UnitedHealth Group, Inc., 3.850%, 06/15/2028	1,123,327	0.1
1,000,000		UnitedHealth Group, Inc., 4.250%, 04/15/2047	1,179,666	0.1
250,000		UnitedHealth Group, Inc., 4.625%, 07/15/2035	305,888	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

250,000		UnitedHealth Group, Inc., 4.750%, 07/15/2045	315,526	0.0
1,000,000		Zoetis, Inc., 2.000%, 05/15/2030	964,758	0.0
1,000,000		Zoetis, Inc., 3.000%, 05/15/2050	954,918	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/2025	567,298	0.0
			148,735,192	4.4

		Energy: 2.0%
1,000,000		Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	1,047,087	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/2024	280,199	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/2026	580,646	0.0
500,000		BP Capital Markets America, Inc., 2.112%, 09/16/2021	503,333	0.0
500,000		BP Capital Markets America, Inc., 2.520%, 09/19/2022	514,402	0.0
1,000,000		BP Capital Markets America, Inc., 2.750%, 05/10/2023	1,048,512	0.0
500,000		BP Capital Markets America, Inc., 3.017%, 01/16/2027	535,086	0.0
250,000		BP Capital Markets America, Inc., 3.119%, 05/04/2026	269,172	0.0
500,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	533,533	0.0
1,000,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	1,113,014	0.1
250,000		BP Capital Markets PLC, 3.535%, 11/04/2024	273,273	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/2024	545,219	0.0
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/2024	267,702	0.0
500,000		Chevron Corp., 2.100%, 05/16/2021	500,624	0.0
500,000		Chevron Corp., 2.566%, 05/16/2023	522,222	0.0
500,000		Chevron Corp., 2.895%, 03/03/2024	533,330	0.0
500,000		Chevron Corp., 2.954%, 05/16/2026	536,429	0.0
1,000,000		Chevron Corp., 2.978%, 05/11/2040	992,333	0.0
300,000		Chevron USA, Inc., 3.900%, 11/15/2024	330,481	0.0
700,000		Chevron USA, Inc., 5.050%, 11/15/2044	889,904	0.0
129,000		ConocoPhillips Co., 4.150%, 11/15/2034	143,638	0.0
500,000		ConocoPhillips Co., 4.300%, 11/15/2044	570,808	0.0
2,000,000		ConocoPhillips, 6.500%, 02/01/2039	2,857,950	0.1
500,000		Ecopetrol SA, 4.125%, 01/16/2025	534,745	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/2024	267,540	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/2044	270,886	0.0
500,000		Energy Transfer Operating L.P., 3.600%, 02/01/2023	520,824	0.0
800,000		Energy Transfer Operating L.P., 6.125%, 12/15/2045	922,734	0.0
1,809,000		Energy Transfer Operating L.P., 6.500%, 02/01/2042	2,163,793	0.1
1,000,000		Enterprise Products Operating LLC, 3.200%, 02/15/2052	914,785	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/2026	548,985	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	109,695	0.0
500,000		Enterprise Products Operating LLC, 3.950%, 02/15/2027	556,341	0.0
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/2043	327,168	0.0
1,100,000		Enterprise Products Operating LLC, 4.850%, 03/15/2044	1,270,100	0.1
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,035,201	0.1
1,950,000		EOG Resources, Inc., 2.625%, 03/15/2023	2,025,276	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/2026	280,955	0.0
1,000,000		Equinor ASA, 2.375%, 05/22/2030	998,779	0.0
250,000		Equinor ASA, 2.750%, 11/10/2021	253,791	0.0
500,000	(2)	Equinor ASA, 3.625%, 09/10/2028	549,307	0.0
500,000		Equinor ASA, 3.950%, 05/15/2043	542,745	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/2023	520,720	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/2026	539,876	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/2046	550,305	0.0
500,000	(2)	Halliburton Co., 2.920%, 03/01/2030	499,792	0.0
27,000		Halliburton Co., 3.500%, 08/01/2023	28,615	0.0
31,000		Halliburton Co., 3.800%, 11/15/2025	34,113	0.0
500,000		Halliburton Co., 4.750%, 08/01/2043	533,105	0.0
500,000		Halliburton Co., 4.850%, 11/15/2035	562,490	0.0
1,000,000		Hess Corp., 5.600%, 02/15/2041	1,155,766	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	532,287	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

167,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/2022	173,771	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	439,719	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	470,083	0.0
1,325,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	1,781,546	0.1
750,000		Kinder Morgan, Inc., 2.000%, 02/15/2031	698,625	0.0
500,000		Kinder Morgan, Inc., 4.300%, 06/01/2025	558,764	0.0
500,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	566,444	0.0
500,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	599,169	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,511,941	0.1
250,000		Marathon Oil Corp., 3.850%, 06/01/2025	268,131	0.0
500,000		Marathon Oil Corp., 5.200%, 06/01/2045	546,553	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	444,617	0.0
1,000,000		MPLX L.P., 4.000%, 03/15/2028	1,105,023	0.1
1,000,000		MPLX L.P., 4.875%, 12/01/2024	1,122,763	0.1
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/2043	1,206,478	0.1
500,000		Petroleos Mexicanos, 4.875%, 01/18/2024	514,908	0.0
1,500,000		Phillips 66, 3.900%, 03/15/2028	1,648,311	0.1
250,000		Phillips 66, 4.650%, 11/15/2034	286,589	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	515,416	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	822,270	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	238,685	0.0
1,500,000		Schlumberger Investment SA, 2.650%, 06/26/2030	1,512,060	0.1
500,000		Shell International Finance BV, 1.750%, 09/12/2021	503,569	0.0
1,040,000		Shell International Finance BV, 2.875%, 05/10/2026	1,110,975	0.1
1,000,000		Shell International Finance BV, 3.250%, 05/11/2025	1,081,138	0.0
500,000		Shell International Finance BV, 3.750%, 09/12/2046	535,196	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/2035	1,708,264	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/2045	293,104	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	648,000	0.0
1,450,000		Suncor Energy, Inc., 6.500%, 06/15/2038	1,940,775	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/2023	519,302	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/2043	510,584	0.0
500,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	526,839	0.0
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/2034	2,260,598	0.1
1,000,000		TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,497,476	0.1
1,000,000		Valero Energy Corp., 6.625%, 06/15/2037	1,302,471	0.1
400,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	439,024	0.0
500,000		Williams Cos, Inc./The, 4.300%, 03/04/2024	544,544	0.0
500,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	574,640	0.0
500,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	581,886	0.0
			69,049,867	2.0

		Financial: 9.2%
1,000,000		Aflac, Inc., 3.625%, 06/15/2023	1,071,195	0.0
500,000		Air Lease Corp., 3.000%, 09/15/2023	522,640	0.0
500,000		Air Lease Corp., 3.500%, 01/15/2022	511,353	0.0
500,000	(2)	Allstate Corp./The, 1.450%, 12/15/2030	458,718	0.0
1,000,000		Allstate Corp./The, 3.280%, 12/15/2026	1,100,755	0.1
1,000,000		American Campus Communities Operating Partnership L.P., 3.875%, 01/30/2031	1,077,531	0.1
750,000		American Express Co., 3.000%, 10/30/2024	805,086	0.0
1,000,000		American Express Co., 3.400%, 02/27/2023	1,052,793	0.0
500,000		American Express Credit Corp., 2.700%, 03/03/2022	510,153	0.0
1,000,000		American Express Credit Corp., 3.300%, 05/03/2027	1,094,964	0.1
1,000,000		American International Group, Inc., 3.750%, 07/10/2025	1,092,929	0.1
1,000,000		American International Group, Inc., 4.375%, 06/30/2050	1,143,455	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

900,000		American International Group, Inc., 4.500%, 07/16/2044	1,021,253	0.0
250,000		American International Group, Inc., 4.700%, 07/10/2035	294,329	0.0
500,000		American Tower Corp., 3.375%, 10/15/2026	541,117	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/2023	1,052,787	0.0
750,000		American Tower Corp., 3.550%, 07/15/2027	814,460	0.0
500,000		Aon Corp., 3.750%, 05/02/2029	550,903	0.0
1,000,000		Aon PLC, 4.450%, 05/24/2043	1,126,638	0.1
500,000		Aon PLC, 4.600%, 06/14/2044	596,572	0.0
500,000		Aon PLC, 4.750%, 05/15/2045	608,159	0.0
400,000	(2)	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	451,224	0.0
500,000		AvalonBay Communities, Inc., 2.300%, 03/01/2030	494,918	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/2023	519,817	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/2022	514,884	0.0
600,000		Banco Santander SA, 3.125%, 02/23/2023	627,905	0.0
800,000		Banco Santander SA, 3.500%, 04/11/2022	824,254	0.0
600,000		Banco Santander SA, 3.800%, 02/23/2028	648,068	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	446,438	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	454,263	0.0
2,000,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	1,880,263	0.1
500,000	(3)	Bank of America Corp., 2.496%, 02/13/2031	495,983	0.0
2,000,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	1,998,231	0.1
2,500,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	2,345,640	0.1
500,000	(3)	Bank of America Corp., 2.881%, 04/24/2023	512,042	0.0
1,000,000	(3)	Bank of America Corp., 3.093%, 10/01/2025	1,067,768	0.0
2,000,000		Bank of America Corp., 3.300%, 01/11/2023	2,101,681	0.1
2,384,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	2,561,670	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/2026	1,097,014	0.1
500,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	527,685	0.0
1,020,000	(3)	Bank of America Corp., 3.824%, 01/20/2028	1,121,170	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/2025	1,645,926	0.1
1,280,000		Bank of America Corp., 4.183%, 11/25/2027	1,424,532	0.1
1,000,000		Bank of America Corp., 4.250%, 10/22/2026	1,122,226	0.1
2,000,000		Bank of America Corp., 4.450%, 03/03/2026	2,249,537	0.1
750,000		Bank of Montreal, 2.350%, 09/11/2022	773,388	0.0
1,000,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	1,099,770	0.1
500,000		Bank of New York Mellon Corp./The, 2.600%, 02/07/2022	509,051	0.0
750,000	(3)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	769,667	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	1,045,759	0.0
750,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	816,719	0.0
500,000	(3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	550,078	0.0
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	520,228	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	744,129	0.0
500,000		Bank of Nova Scotia/The, 2.450%, 09/19/2022	516,196	0.0
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	568,512	0.0
750,000		Barclays PLC, 4.375%, 01/12/2026	836,706	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/2026	1,132,940	0.1
250,000		Barclays PLC, 5.250%, 08/17/2045	310,656	0.0
1,000,000		Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	1,155,798	0.1
1,000,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	1,089,387	0.1
2,000,000		BlackRock, Inc., 1.900%, 01/28/2031	1,937,030	0.1
500,000		BNP Paribas SA, 3.250%, 03/03/2023	526,938	0.0
1,000,000	(1)	BNP Paribas SA, 3.500%, 11/16/2027	1,079,346	0.1
500,000		Boston Properties L.P., 3.250%, 01/30/2031	518,260	0.0
1,000,000	(1)	BPCE SA, 3.250%, 01/11/2028	1,056,935	0.0
1,500,000		Brighthouse Financial, Inc., 5.625%, 05/15/2030	1,760,071	0.1
500,000		Capital One Financial Corp., 3.200%, 01/30/2023	523,707	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	533,597	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	539,344	0.0
1,000,000		Capital One Financial Corp., 3.650%, 05/11/2027	1,095,111	0.1
500,000		Capital One Financial Corp., 3.750%, 04/24/2024	541,329	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

500,000		Capital One Financial Corp., 3.750%, 07/28/2026	543,622	0.0
500,000		Capital One Financial Corp., 3.800%, 01/31/2028	550,064	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	553,985	0.0
1,000,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	1,040,181	0.0
1,000,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	1,083,768	0.1
1,000,000		Chubb Corp./The, 6.000%, 05/11/2037	1,386,595	0.1
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/2023	782,676	0.0
1,410,000	(3)	Citigroup, Inc., 2.572%, 06/03/2031	1,410,041	0.1
750,000		Citigroup, Inc., 2.700%, 10/27/2022	774,383	0.0
500,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	515,127	0.0
1,000,000	(3)	Citigroup, Inc., 3.142%, 01/24/2023	1,020,882	0.0
500,000		Citigroup, Inc., 3.400%, 05/01/2026	543,506	0.0
1,000,000		Citigroup, Inc., 3.500%, 05/15/2023	1,058,395	0.0
1,000,000	(3)	Citigroup, Inc., 3.878%, 01/24/2039	1,082,783	0.1
1,500,000	(3)	Citigroup, Inc., 3.887%, 01/10/2028	1,650,061	0.1
1,000,000	(3)	Citigroup, Inc., 3.980%, 03/20/2030	1,108,200	0.1
750,000		Citigroup, Inc., 4.050%, 07/30/2022	784,011	0.0
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,660,995	0.1
700,000		Citigroup, Inc., 4.000%, 08/05/2024	765,151	0.0
500,000		Citigroup, Inc., 4.300%, 11/20/2026	558,440	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	555,932	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/2027	1,129,551	0.1
500,000		Citigroup, Inc., 4.600%, 03/09/2026	564,570	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/2044	1,005,076	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/2039	1,010,910	0.0
500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/2021	500,236	0.0
1,000,000		Citizens Financial Group, Inc., 3.250%, 04/30/2030	1,063,479	0.0
300,000		CNA Financial Corp., 4.500%, 03/01/2026	339,384	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	275,527	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	545,830	0.0
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	526,661	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	554,058	0.0
10,000,000	(1),(2)	CPPIB Capital, Inc., 3.125%, 09/25/2023	10,680,296	0.3
750,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/2023	765,607	0.0
1,000,000		Credit Suisse Group AG, 3.800%, 06/09/2023	1,061,639	0.0
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	825,405	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	1,000,930	0.0
1,000,000		Crown Castle International Corp., 3.150%, 07/15/2023	1,059,695	0.0
1,000,000	(3)	Deutsche Bank AG/New York NY, 3.961%, 11/26/2025	1,083,705	0.1
400,000		Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	432,775	0.0
500,000		Discover Bank, 3.200%, 08/09/2021	503,802	0.0
500,000		Discover Bank, 4.200%, 08/08/2023	539,732	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	447,698	0.0
1,000,000		Duke Realty L.P., 1.750%, 07/01/2030	932,924	0.0
500,000		EPR Properties, 4.500%, 04/01/2025	517,256	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	590,670	0.0
500,000		Federal Realty Investment Trust, 3.500%, 06/01/2030	524,892	0.0
750,000		Fifth Third Bancorp, 2.600%, 06/15/2022	768,708	0.0
1,000,000		Fifth Third Bancorp, 3.500%, 03/15/2022	1,027,450	0.0
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	437,670	0.0
750,000		Franklin Resources, Inc., 1.600%, 10/30/2030	694,721	0.0
1,000,000	(1)	GE Capital Funding LLC, 4.050%, 05/15/2027	1,115,154	0.1
1,000,000	(1)	GE Capital Funding LLC, 4.550%, 05/15/2032	1,147,552	0.1
5,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	6,648,078	0.2
1,000,000	(3)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	991,516	0.0
1,580,000	(3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,601,149	0.1
500,000		Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	523,357	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	542,274	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	549,634	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	548,153	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	548,723	0.0
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	546,120	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	1,087,319	0.1
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/2022	782,778	0.0
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	5,663,881	0.2
500,000		Healthpeak Properties, Inc., 4.000%, 06/01/2025	553,179	0.0
1,000,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,045,644	0.0
1,000,000	(3)	HSBC Holdings PLC, 3.803%, 03/11/2025	1,080,303	0.1
750,000	(3)	HSBC Holdings PLC, 4.292%, 09/12/2026	830,978	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	336,050	0.0
500,000		HSBC Holdings PLC, 4.375%, 11/23/2026	557,317	0.0
500,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	562,422	0.0
500,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	548,625	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/2037	4,531,577	0.2
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	270,366	0.0
1,000,000		Huntington National Bank/The, 3.550%, 10/06/2023	1,075,220	0.1
500,000		ING Groep NV, 3.150%, 03/29/2022	513,853	0.0
1,000,000		Intercontinental Exchange, Inc., 1.850%, 09/15/2032	915,995	0.0
1,000,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	1,099,996	0.1
900,000		Jefferies Group LLC, 5.125%, 01/20/2023	971,084	0.0
1,500,000	(3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	1,400,265	0.1
1,000,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	1,011,581	0.0
1,500,000	(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	1,377,042	0.1
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	535,069	0.0
2,000,000	(3)	JPMorgan Chase & Co., 2.956%, 05/13/2031	2,039,415	0.1
1,000,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	996,477	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	803,944	0.0
750,000	(3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	800,494	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,082,307	0.1
750,000	(3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	817,159	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	1,103,052	0.1
750,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	833,298	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	1,127,113	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	1,134,001	0.1
2,375,000		JPMorgan Chase & Co., 5.500%, 10/15/2040	3,119,279	0.1
500,000		Kemper Corp., 4.350%, 02/15/2025	544,277	0.0
500,000		KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	513,746	0.0
750,000		KeyBank NA/Cleveland OH, 2.400%, 06/09/2022	768,048	0.0
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	539,761	0.0
500,000		Kilroy Realty L.P., 2.500%, 11/15/2032	470,734	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	439,675	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	275,116	0.0
1,500,000		Kimco Realty Corp., 2.700%, 10/01/2030	1,495,197	0.1
3,000,000	(2)	Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/2022	3,055,186	0.1
10,000,000		Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/2022	10,197,627	0.3
3,000,000		Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	2,758,916	0.1
750,000		Lincoln National Corp., 3.625%, 12/12/2026	825,677	0.0
1,000,000		Lincoln National Corp., 3.800%, 03/01/2028	1,106,437	0.1
500,000		Lincoln National Corp., 4.200%, 03/15/2022	517,890	0.0
500,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	518,211	0.0
750,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	764,801	0.0
500,000	(3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	540,232	0.0
1,000,000		Lloyds Banking Group PLC, 3.900%, 03/12/2024	1,086,553	0.1
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	560,622	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	276,046	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.500%, 05/18/2022	1,022,866	0.0
500,000	(3)	Manulife Financial Corp., 4.061%, 02/24/2032	550,907	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	564,190	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	655,755	0.0
1,000,000		Markel Corp., 3.625%, 03/30/2023	1,060,016	0.0
1,000,000		Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	983,556	0.0
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	434,431	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,000,000		Mastercard, Inc., 3.500%, 02/26/2028	1,106,492	0.1
500,000		MetLife, Inc., 3.048%, 12/15/2022	522,841	0.0
500,000		MetLife, Inc., 4.050%, 03/01/2045	568,124	0.0
400,000		MetLife, Inc., 4.125%, 08/13/2042	453,845	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	369,425	0.0
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	825,525	0.0
1,000,000		Mid-America Apartments L.P., 1.700%, 02/15/2031	920,744	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	527,505	0.0
500,000	(2)	Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	546,875	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	828,628	0.0
500,000		Mizuho Financial Group, Inc., 2.601%, 09/11/2022	514,748	0.0
500,000	(3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	536,969	0.0
500,000	(3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	562,497	0.0
1,000,000		Morgan Stanley, 3.125%, 01/23/2023	1,047,326	0.0
500,000		Morgan Stanley, 3.125%, 07/27/2026	538,404	0.0
1,750,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,909,447	0.1
750,000		Morgan Stanley, 3.625%, 01/20/2027	823,588	0.0
500,000		Morgan Stanley, 3.700%, 10/23/2024	547,655	0.0
1,000,000	(3)	Morgan Stanley, 3.772%, 01/24/2029	1,094,401	0.1
750,000		Morgan Stanley, 3.875%, 04/29/2024	819,776	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	556,338	0.0
750,000		Morgan Stanley, 3.950%, 04/23/2027	830,607	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/2023	1,069,660	0.0
750,000		Morgan Stanley, 4.000%, 07/23/2025	832,814	0.0
500,000		Morgan Stanley, 4.350%, 09/08/2026	565,342	0.0
800,000		Morgan Stanley, 4.875%, 11/01/2022	853,255	0.0
1,000,000		Morgan Stanley, 5.000%, 11/24/2025	1,150,489	0.1
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	525,806	0.0
1,000,000		National Australia Bank Ltd./New York, 2.875%, 04/12/2023	1,049,653	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	329,774	0.0
1,000,000	(3)	Natwest Group PLC, 3.073%, 05/22/2028	1,041,991	0.0
500,000		Natwest Group PLC, 4.800%, 04/05/2026	567,573	0.0
300,000		Northern Trust Corp., 2.375%, 08/02/2022	308,391	0.0
750,000	(3)	Northern Trust Corp., 3.375%, 05/08/2032	805,226	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	279,172	0.0
3,000,000		Oesterreichische Kontrollbank AG, 0.500%, 02/02/2026	2,925,146	0.1
3,000,000	(1)	Ontario Teachers' Finance Trust, 0.375%, 09/29/2023	2,994,413	0.1
2,000,000	(1)	Ontario Teachers' Finance Trust, 1.625%, 09/12/2024	2,066,766	0.1
500,000		PNC Bank NA, 2.700%, 11/01/2022	517,570	0.0
750,000		PNC Bank NA, 3.100%, 10/25/2027	812,488	0.0
500,000		PNC Bank NA, 3.250%, 01/22/2028	539,960	0.0
500,000	(3)	PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	519,463	0.0
500,000		Primerica, Inc., 4.750%, 07/15/2022	525,791	0.0
1,500,000		Principal Financial Group, Inc., 2.125%, 06/15/2030	1,445,455	0.1
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	316,548	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/2022	1,040,626	0.0
1,000,000		Private Export Funding Corp., 3.250%, 06/15/2025	1,088,725	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/2024	1,086,454	0.1
1,000,000		Progressive Corp./The, 4.000%, 03/01/2029	1,135,507	0.1
750,000		Prologis L.P., 3.250%, 10/01/2026	822,106	0.0
1,000,000	(2)	Prudential Financial, Inc., 3.878%, 03/27/2028	1,128,871	0.1
500,000	(3)	Prudential Financial, Inc., 5.375%, 05/15/2045	549,119	0.0
1,000,000	(3)	Prudential Financial, Inc., 5.625%, 06/15/2043	1,072,267	0.1
750,000		Public Storage, 2.370%, 09/15/2022	770,414	0.0
250,000		Public Storage, 3.094%, 09/15/2027	271,122	0.0
500,000		Raymond James Financial, Inc., 3.625%, 09/15/2026	555,350	0.0
1,500,000		Realty Income Corp., 3.250%, 01/15/2031	1,585,964	0.1
400,000		Realty Income Corp., 3.875%, 07/15/2024	437,731	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	339,737	0.0
1,000,000		Royal Bank of Canada, 2.750%, 02/01/2022	1,020,973	0.0
500,000		Royal Bank of Canada, 4.650%, 01/27/2026	571,284	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

2,000,000		Simon Property Group L.P., 2.650%, 07/15/2030	2,007,145	0.1
500,000		Simon Property Group L.P., 3.375%, 06/15/2027	540,859	0.0
1,000,000		Simon Property Group L.P., 3.500%, 09/01/2025	1,083,518	0.1
500,000		Simon Property Group L.P., 3.800%, 07/15/2050	506,451	0.0
500,000		Simon Property Group L.P., 4.250%, 10/01/2044	540,198	0.0
1,500,000		State Street Corp., 3.100%, 05/15/2023	1,583,000	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	550,673	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/2021	502,557	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	506,051	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	524,703	0.0
750,000		Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	776,027	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	514,913	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	542,897	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	543,784	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	541,622	0.0
250,000		Synchrony Financial, 3.750%, 08/15/2021	251,653	0.0
300,000		Synchrony Financial, 4.250%, 08/15/2024	326,534	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	277,376	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/2026	515,584	0.0
750,000	(1)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	763,343	0.0
500,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	502,825	0.0
1,000,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	1,076,370	0.1
1,500,000		Travelers Cos, Inc./The, 2.550%, 04/27/2050	1,344,681	0.1
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	855,730	0.0
500,000		Truist Bank, 2.750%, 05/01/2023	523,872	0.0
1,000,000		Truist Bank, 3.000%, 02/02/2023	1,046,119	0.0
500,000		Truist Bank, 3.300%, 05/15/2026	541,985	0.0
500,000		Truist Bank, 3.625%, 09/16/2025	546,201	0.0
400,000		Truist Bank, 3.800%, 10/30/2026	445,060	0.0
1,000,000		Truist Financial Corp., 1.125%, 08/03/2027	960,373	0.0
500,000		Truist Financial Corp., 2.700%, 01/27/2022	509,114	0.0
750,000		Truist Financial Corp., 2.850%, 10/26/2024	801,506	0.0
1,000,000		Truist Financial Corp., 3.950%, 03/22/2022	1,033,012	0.0
500,000	(1)	UBS Group AG, 3.000%, 04/15/2021	500,389	0.0
2,000,000		US Bancorp, 1.375%, 07/22/2030	1,846,240	0.1
750,000		US Bancorp, 2.950%, 07/15/2022	774,610	0.0
750,000		US Bancorp, 3.150%, 04/27/2027	813,186	0.0
500,000	(3)	US Bancorp, 3.727%, 12/31/2199	501,250	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	270,219	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	540,002	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	560,653	0.0
1,000,000		Visa, Inc., 2.050%, 04/15/2030	999,477	0.0
1,000,000		Visa, Inc., 2.700%, 04/15/2040	981,500	0.0
750,000		Visa, Inc., 2.750%, 09/15/2027	801,417	0.0
500,000		Visa, Inc., 3.150%, 12/14/2025	545,692	0.0
500,000		Visa, Inc., 4.300%, 12/14/2045	604,489	0.0
500,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	516,089	0.0
2,000,000	(3)	Wells Fargo & Co., 2.188%, 04/30/2026	2,065,366	0.1
1,000,000	(3)	Wells Fargo & Co., 2.879%, 10/30/2030	1,030,893	0.0
3,000,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	2,948,137	0.1
1,000,000		Wells Fargo & Co., 3.000%, 10/23/2026	1,067,858	0.0
1,000,000	(3)	Wells Fargo & Co., 3.584%, 05/22/2028	1,091,171	0.1
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	565,465	0.0
4,000,000		Wells Fargo & Co., 4.600%, 04/01/2021	4,000,000	0.1
1,000,000		Wells Fargo & Co., 4.900%, 11/17/2045	1,203,863	0.1
983,000		Wells Fargo & Co., 5.606%, 01/15/2044	1,267,158	0.1
750,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	1,065,563	0.0
500,000		Welltower, Inc., 4.000%, 06/01/2025	549,943	0.0
1,000,000		Westpac Banking Corp., 2.750%, 01/11/2023	1,042,605	0.0
750,000	(3)	Westpac Banking Corp., 4.322%, 11/23/2031	828,852	0.0
500,000		Zions Bancorp NA, 3.250%, 10/29/2029	506,528	0.0
			310,511,609	9.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

		Industrial: 1.9%
750,000		3M Co., 2.250%, 09/19/2026	786,342	0.0
1,000,000		3M Co., 2.875%, 10/15/2027	1,075,305	0.0
100,000		3M Co., 3.000%, 08/07/2025	108,471	0.0
200,000		3M Co., 3.875%, 06/15/2044	220,374	0.0
1,000,000		3M Co., 4.000%, 09/14/2048	1,149,935	0.1
974,000		Agilent Technologies, Inc., 3.200%, 10/01/2022	1,006,458	0.0
400,000		Arrow Electronics, Inc., 3.500%, 04/01/2022	409,454	0.0
500,000		Boeing Co/The, 2.125%, 03/01/2022	508,639	0.0
500,000		Boeing Co/The, 2.800%, 03/01/2027	512,669	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	476,137	0.0
500,000		Boeing Co/The, 3.600%, 05/01/2034	501,063	0.0
1,000,000		Boeing Co/The, 5.040%, 05/01/2027	1,140,953	0.1
3,000,000		Boeing Co/The, 5.150%, 05/01/2030	3,458,979	0.1
1,000,000		Boeing Co/The, 5.705%, 05/01/2040	1,225,961	0.1
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	521,825	0.0
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	584,187	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	591,066	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	504,076	0.0
1,000,000	(2)	Canadian National Railway Co., 2.250%, 11/15/2022	1,024,215	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	901,621	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/2045	916,110	0.0
200,000		Caterpillar Financial Services Corp., 2.400%, 08/09/2026	210,007	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/2023	312,720	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/2023	544,134	0.0
1,000,000		Caterpillar, Inc., 3.803%, 08/15/2042	1,126,952	0.1
1,000,000		Caterpillar, Inc., 4.300%, 05/15/2044	1,184,284	0.1
500,000		CSX Corp., 3.950%, 05/01/2050	542,127	0.0
500,000		CSX Corp., 4.100%, 03/15/2044	553,169	0.0
1,000,000		CSX Corp., 4.400%, 03/01/2043	1,146,408	0.1
500,000		Deere & Co., 3.900%, 06/09/2042	571,179	0.0
2,000,000		Emerson Electric Co., 1.950%, 10/15/2030	1,951,560	0.1
1,000,000		FedEx Corp., 3.400%, 02/15/2028	1,091,883	0.1
200,000		FedEx Corp., 3.875%, 08/01/2042	212,088	0.0
500,000		FedEx Corp., 4.750%, 11/15/2045	586,303	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/2022	513,652	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/2042	538,916	0.0
430,000		General Electric Co., 5.875%, 01/14/2038	557,407	0.0
2,600,000		Honeywell International, Inc., 3.812%, 11/21/2047	2,884,747	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/2024	540,806	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/2042	569,655	0.0
1,000,000		John Deere Capital Corp., 2.800%, 03/06/2023	1,047,648	0.0
1,000,000		John Deere Capital Corp., 2.800%, 09/08/2027	1,066,715	0.0
500,000		John Deere Capital Corp., 3.350%, 06/12/2024	542,187	0.0
1,000,000		John Deere Capital Corp., 3.450%, 03/07/2029	1,097,938	0.1
373,000	(3)	Johnson Controls International plc, 3.625%, 07/02/2024	404,072	0.0
250,000	(3)	Johnson Controls International plc, 4.625%, 07/02/2044	294,219	0.0
24,000		Johnson Controls International plc, 5.125%, 09/14/2045	29,943	0.0
1,500,000		Lockheed Martin Corp., 2.800%, 06/15/2050	1,418,873	0.1
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/2026	1,103,289	0.1
1,250,000		Lockheed Martin Corp., 3.600%, 03/01/2035	1,395,506	0.1
500,000		Lockheed Martin Corp., 4.500%, 05/15/2036	604,703	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/2046	625,788	0.0
1,000,000		Norfolk Southern Corp., 3.950%, 10/01/2042	1,100,623	0.1
375,000		Norfolk Southern Corp., 4.800%, 08/15/2043	430,660	0.0
750,000		Northrop Grumman Corp., 2.930%, 01/15/2025	798,544	0.0
500,000		Northrop Grumman Corp., 3.850%, 04/15/2045	539,739	0.0
1,000,000		Northrop Grumman Corp., 4.030%, 10/15/2047	1,113,992	0.1
500,000		Otis Worldwide Corp., 2.293%, 04/05/2027	513,388	0.0
500,000		Otis Worldwide Corp., 3.112%, 02/15/2040	493,624	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

200,000		Packaging Corp. of America, 3.650%, 09/15/2024	217,609	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/2034	283,509	0.0
500,000		Raytheon Technologies Corp., 4.150%, 05/15/2045	554,025	0.0
1,000,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	1,160,006	0.1
500,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	597,529	0.0
1,000,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	1,199,379	0.1
500,000		Republic Services, Inc., 2.300%, 03/01/2030	497,279	0.0
500,000		Ryder System, Inc., 2.900%, 12/01/2026	532,025	0.0
500,000		Stanley Black & Decker, Inc., 2.300%, 03/15/2030	503,005	0.0
500,000		Textron, Inc., 2.450%, 03/15/2031	485,265	0.0
500,000		Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	549,277	0.0
500,000		Trane Technologies Luxembourg Finance SA, 4.500%, 03/21/2049	585,356	0.0
250,000		Trane Technologies Luxembourg Finance SA, 4.650%, 11/01/2044	295,572	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/2023	520,196	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/2026	530,287	0.0
500,000	(1)	Union Pacific Corp., 2.973%, 09/16/2062	446,185	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/2035	265,850	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/2024	269,567	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/2051	268,883	0.0
750,000		Union Pacific Corp., 4.050%, 11/15/2045	817,542	0.0
1,000,000		United Parcel Service, Inc., 2.800%, 11/15/2024	1,069,737	0.0
1,000,000		United Parcel Service, Inc., 3.050%, 11/15/2027	1,093,987	0.1
1,000,000		Vulcan Materials Co., 3.500%, 06/01/2030	1,073,074	0.0
1,000,000		Waste Management, Inc., 1.150%, 03/15/2028	947,945	0.0
750,000		Waste Management, Inc., 1.500%, 03/15/2031	694,317	0.0
500,000		Waste Management, Inc., 2.500%, 11/15/2050	432,712	0.0
			63,773,406	1.9

		Industrials: 0.0%
406,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	551,445	0.0

		Technology: 1.8%
500,000		Adobe, Inc., 2.150%, 02/01/2027	516,328	0.0
500,000		Analog Devices, Inc., 3.900%, 12/15/2025	554,588	0.0
1,000,000		Apple, Inc., 1.650%, 05/11/2030	957,289	0.0
1,000,000		Apple, Inc., 2.400%, 01/13/2023	1,036,901	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/2023	1,045,018	0.0
750,000		Apple, Inc., 2.500%, 02/09/2022	763,218	0.0
1,000,000		Apple, Inc., 2.650%, 05/11/2050	911,004	0.0
750,000		Apple, Inc., 3.000%, 02/09/2024	800,737	0.0
1,000,000		Apple, Inc., 3.200%, 05/13/2025	1,085,615	0.1
1,000,000		Apple, Inc., 3.250%, 02/23/2026	1,092,926	0.1
1,000,000		Apple, Inc., 3.350%, 02/09/2027	1,099,233	0.1
500,000		Apple, Inc., 3.450%, 05/06/2024	543,611	0.0
500,000		Apple, Inc., 3.450%, 02/09/2045	532,743	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/2043	1,132,739	0.1
400,000		Apple, Inc., 4.375%, 05/13/2045	481,166	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	608,276	0.0
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	557,746	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	279,603	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	1,086,448	0.1
1,052,000		Broadcom, Inc., 4.110%, 09/15/2028	1,151,902	0.1
400,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	437,313	0.0
400,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	473,952	0.0
400,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	609,742	0.0
1,000,000		Fiserv, Inc., 2.250%, 06/01/2027	1,023,067	0.0
2,000,000		Fiserv, Inc., 2.650%, 06/01/2030	2,016,634	0.1
1,000,000		Hewlett Packard Enterprise Co., 1.450%, 04/01/2024	1,016,826	0.0
1,000,000		Hewlett Packard Enterprise Co., 3.500%, 10/05/2021	1,013,255	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	526,096	0.0
1,000,000		HP, Inc., 2.200%, 06/17/2025	1,033,149	0.0
500,000		HP, Inc., 3.400%, 06/17/2030	522,576	0.0
1,000,000		Intel Corp., 2.450%, 11/15/2029	1,024,863	0.0
1,000,000		Intel Corp., 3.150%, 05/11/2027	1,089,370	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

500,000	Intel Corp., 3.250%, 11/15/2049	503,781	0.0
1,760,000	Intel Corp., 3.700%, 07/29/2025	1,942,374	0.1
272,000	Intel Corp., 3.734%, 12/08/2047	293,745	0.0
3,000,000	International Business Machines Corp., 1.950%, 05/15/2030	2,906,410	0.1
1,020,000	International Business Machines Corp., 2.500%, 01/27/2022	1,039,038	0.0
1,000,000	International Business Machines Corp., 2.850%, 05/15/2040	966,809	0.0
1,000,000	International Business Machines Corp., 3.375%, 08/01/2023	1,072,597	0.1
1,000,000	International Business Machines Corp., 3.450%, 02/19/2026	1,101,045	0.1
500,000	Lam Research Corp., 2.800%, 06/15/2021	501,396	0.0
400,000	Lam Research Corp., 3.800%, 03/15/2025	439,880	0.0
750,000	Lam Research Corp., 4.000%, 03/15/2029	850,182	0.0
1,000,000	Microsoft Corp., 2.375%, 05/01/2023	1,038,283	0.0
1,000,000	Microsoft Corp., 2.400%, 08/08/2026	1,058,016	0.0
2,250,000	Microsoft Corp., 2.525%, 06/01/2050	2,052,902	0.1
87,000	Microsoft Corp., 2.675%, 06/01/2060	80,050	0.0
500,000	Microsoft Corp., 2.875%, 02/06/2024	533,491	0.0
1,000,000	Microsoft Corp., 2.921%, 03/17/2052	988,041	0.0
413,000	Microsoft Corp., 3.041%, 03/17/2062	406,314	0.0
500,000	Microsoft Corp., 3.125%, 11/03/2025	545,308	0.0
1,500,000	Microsoft Corp., 3.300%, 02/06/2027	1,656,838	0.1
250,000	Microsoft Corp., 3.500%, 02/12/2035	279,818	0.0
750,000	Microsoft Corp., 3.625%, 12/15/2023	810,368	0.0
1,000,000	NVIDIA Corp., 2.850%, 04/01/2030	1,051,420	0.0
1,000,000	NVIDIA Corp., 3.500%, 04/01/2040	1,077,900	0.1
500,000	NVIDIA Corp., 3.500%, 04/01/2050	529,068	0.0
500,000	Oracle Corp., 2.500%, 10/15/2022	516,100	0.0
750,000	Oracle Corp., 2.800%, 07/08/2021	754,961	0.0
1,000,000	Oracle Corp., 2.950%, 11/15/2024	1,067,559	0.1
750,000	Oracle Corp., 2.950%, 05/15/2025	799,383	0.0
1,000,000	Oracle Corp., 3.250%, 11/15/2027	1,074,339	0.1
500,000	Oracle Corp., 3.400%, 07/08/2024	537,460	0.0
400,000	Oracle Corp., 3.850%, 07/15/2036	426,136	0.0
750,000	Oracle Corp., 3.900%, 05/15/2035	812,342	0.0
750,000	Oracle Corp., 4.125%, 05/15/2045	787,186	0.0
180,000	Oracle Corp., 4.300%, 07/08/2034	202,716	0.0
1,500,000	Oracle Corp., 5.375%, 07/15/2040	1,844,449	0.1
500,000	QUALCOMM, Inc., 2.150%, 05/20/2030	496,532	0.0
500,000	QUALCOMM, Inc., 3.000%, 05/20/2022	515,463	0.0
850,000	QUALCOMM, Inc., 4.650%, 05/20/2035	1,039,452	0.0
350,000	QUALCOMM, Inc., 4.800%, 05/20/2045	440,643	0.0
		62,063,729	1.8

	Utilities: 2.1%
250,000	Ameren Illinois Co., 4.300%, 07/01/2044	288,130	0.0
500,000	Appalachian Power Co., 3.700%, 05/01/2050	507,764	0.0
500,000	Appalachian Power Co., 4.400%, 05/15/2044	557,819	0.0
750,000	Appalachian Power Co., 4.450%, 06/01/2045	848,569	0.0
750,000	Arizona Public Service Co., 2.950%, 09/15/2027	806,993	0.0
400,000	Arizona Public Service Co., 3.350%, 06/15/2024	429,690	0.0
1,000,000	Arizona Public Service Co., 3.350%, 05/15/2050	993,707	0.0
500,000	Atmos Energy Corp., 4.125%, 10/15/2044	549,563	0.0
500,000	Atmos Energy Corp., 4.125%, 03/15/2049	556,427	0.0
1,000,000	Baltimore Gas and Electric Co., 3.350%, 07/01/2023	1,057,344	0.1
500,000	Baltimore Gas and Electric Co., 3.500%, 08/15/2046	512,247	0.0
1,000,000	Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	1,350,348	0.1
750,000	CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	805,376	0.0
250,000	CMS Energy Corp., 3.875%, 03/01/2024	269,240	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/2044	297,171	0.0
200,000	Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	218,220	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	578,750	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	578,928	0.0
400,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	473,326	0.0
500,000	Consumers Energy Co., 3.950%, 07/15/2047	564,951	0.0
200,000	Eastern Energy Gas Holdings LLC, 3.600%, 12/15/2024	217,510	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

250,000		DTE Electric Co., 4.300%, 07/01/2044	287,865	0.0
1,000,000		DTE Energy Co., 1.050%, 06/01/2025	987,760	0.0
400,000		DTE Energy Co., 3.500%, 06/01/2024	428,340	0.0
400,000		DTE Energy Co., 3.850%, 12/01/2023	430,388	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	519,035	0.0
1,000,000		Duke Energy Corp., 2.450%, 06/01/2030	988,773	0.0
500,000		Duke Energy Corp., 3.750%, 09/01/2046	504,056	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/2023	537,955	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/2045	576,438	0.0
1,000,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	1,110,385	0.1
150,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	170,182	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	850,638	0.0
500,000		Enel Generacion Chile SA, 4.250%, 04/15/2024	537,931	0.0
400,000		Entergy Arkansas LLC, 3.500%, 04/01/2026	437,495	0.0
400,000		Entergy Arkansas LLC, 3.700%, 06/01/2024	434,475	0.0
1,000,000		Entergy Corp., 2.800%, 06/15/2030	1,008,538	0.0
500,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	542,552	0.0
1,000,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	1,108,179	0.1
500,000		Evergy Kansas Central, Inc., 4.625%, 09/01/2043	576,670	0.0
1,000,000		Exelon Corp., 4.950%, 06/15/2035	1,180,585	0.1
750,000		Exelon Corp., 5.100%, 06/15/2045	932,581	0.0
500,000		Florida Power & Light Co., 3.250%, 06/01/2024	535,400	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/2042	821,162	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/2042	1,702,253	0.1
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	587,540	0.0
1,000,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,112,875	0.1
1,000,000		ITC Holdings Corp., 3.350%, 11/15/2027	1,084,268	0.1
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	269,272	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	615,073	0.0
1,000,000		Kentucky Utilities Co., 3.300%, 06/01/2050	975,747	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/2040	3,073,635	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/2027	542,607	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	556,143	0.0
2,000,000		Mississippi Power Co., 4.250%, 03/15/2042	2,212,283	0.1
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/2043	308,728	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/2025	1,123,268	0.1
500,000		National Fuel Gas Co., 5.500%, 01/15/2026	571,900	0.0
1,000,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	1,080,020	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/2044	568,471	0.0
250,000		Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	266,210	0.0
250,000		Oklahoma Gas and Electric Co., 4.550%, 03/15/2044	284,349	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	774,382	0.0
1,500,000		Pacific Gas and Electric Co., 2.100%, 08/01/2027	1,470,771	0.1
1,500,000		Pacific Gas and Electric Co., 2.500%, 02/01/2031	1,416,470	0.1
1,500,000		Pacific Gas and Electric Co., 3.300%, 08/01/2040	1,362,396	0.1
1,500,000		Pacific Gas and Electric Co., 3.500%, 08/01/2050	1,306,170	0.1
1,000,000		PacifiCorp, 4.150%, 02/15/2050	1,132,959	0.1
750,000		PECO Energy Co., 4.150%, 10/01/2044	849,753	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/2034	276,358	0.0
500,000		Public Service Co. of Colorado, 1.900%, 01/15/2031	482,414	0.0
1,000,000		Public Service Co. of Colorado, 3.700%, 06/15/2028	1,107,462	0.1
500,000		Public Service Co. of Colorado, 4.100%, 06/15/2048	567,657	0.0
1,000,000		Public Service Electric and Gas Co., 2.375%, 05/15/2023	1,037,420	0.0
750,000		Public Service Electric and Gas Co., 3.800%, 01/01/2043	826,436	0.0
250,000		Public Service Electric and Gas Co., 4.000%, 06/01/2044	273,400	0.0
750,000		Sempra Energy, 3.550%, 06/15/2024	806,530	0.0
250,000		Sempra Energy, 3.750%, 11/15/2025	274,620	0.0
750,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	792,062	0.0
250,000		Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	332,783	0.0
1,191,199		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,313,560	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

500,000	Southern California Edison Co., 3.900%, 03/15/2043	514,916	0.0
750,000	Southern California Edison Co., 4.000%, 04/01/2047	773,826	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/2043	568,658	0.0
500,000	Southern California Gas Co., 4.300%, 01/15/2049	591,643	0.0
1,000,000	Southern Co. Gas Capital Corp., 1.750%, 01/15/2031	922,009	0.0
1,000,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,109,450	0.1
500,000	Southern Power Co., 4.150%, 12/01/2025	557,387	0.0
250,000	Union Electric Co., 3.500%, 04/15/2024	267,691	0.0
300,000	Union Electric Co., 3.900%, 09/15/2042	326,329	0.0
500,000	Virginia Electric and Power Co., 4.450%, 02/15/2044	588,531	0.0
1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/2037	2,059,657	0.1
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	278,274	0.0
500,000	Wisconsin Power and Light Co., 4.100%, 10/15/2044	548,103	0.0
		70,414,175	2.1

	Total Corporate Bonds/Notes
	(Cost $835,607,314)	894,448,564	26.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
857,315	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	908,632	0.0
525,905	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	618,703	0.0

	Total Collateralized Mortgage Obligations
	(Cost $1,443,307)	1,527,335	0.0

MUNICIPAL BONDS: 0.9%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/2039	7,011,150	0.2

	Connecticut: 0.2%
3,735,000	State of Connecticut, 5.850%, 03/15/2032	4,962,270	0.2

	New Jersey: 0.2%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	5,249,642	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	3,050,112	0.1
		8,299,754	0.2

	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/2040	4,832,328	0.1

	Washington: 0.2%
3,900,000	State of Washington, 5.140%, 08/01/2040	5,276,568	0.2

	Total Municipal Bonds
	(Cost $22,793,962)	30,382,070	0.9

U.S. TREASURY OBLIGATIONS: 42.6%
	U.S. Treasury Bonds: 7.6%
160,000	1.250%,05/15/2050	120,794	0.0
132,075,300	(2) 1.625%,11/15/2050	110,097,145	3.2
31,849,000	(2) 1.875%,02/15/2041	29,664,358	0.9
10,659,000	2.250%,08/15/2046	10,348,806	0.3
7,000,000	2.500%,02/15/2046	7,137,539	0.2
9,072,000	2.500%,05/15/2046	9,248,833	0.3
9,022,000	3.000%,11/15/2044	10,061,997	0.3
10,042,000	3.000%,11/15/2045	11,213,697	0.3
26,600	3.000%,02/15/2049	29,894	0.0
1,482,000	3.125%,02/15/2043	1,686,817	0.1
5,686,000	3.125%,08/15/2044	6,472,934	0.2
13,888,000	3.625%,08/15/2043	17,051,860	0.5
14,092,000	3.625%,02/15/2044	17,330,408	0.5
13,251,000	3.750%,11/15/2043	16,579,796	0.5
7,845,000	3.875%,08/15/2040	9,894,813	0.3
830,000	6.000%,02/15/2026	1,032,896	0.0
		257,972,587	7.6

	U.S. Treasury Notes: 35.0%
218,485,000	0.125%,03/31/2023	218,348,447	6.4
97,000	0.125%,10/15/2023	96,695	0.0
265,801,700	0.250%,03/15/2024	265,106,046	7.8
5,511,000	0.375%,09/30/2027	5,187,121	0.2
201,805,000	0.750%,03/31/2026	200,062,856	5.9
109,449,000	(2) 1.125%,02/15/2031	103,420,755	3.1
170,814,000	1.250%,03/31/2028	169,065,825	5.0
18,845,600	1.750%,03/31/2022	19,161,104	0.6
10,000,000	0.125%,01/31/2023	9,995,703	0.3
18,549,700	(2) 0.375%,01/31/2026	18,091,754	0.5
7,000,000	1.375%,08/31/2023	7,195,918	0.2
5,000,000	1.375%,09/30/2023	5,142,676	0.2
–	1.500%,01/31/2022	–	–
10,000,000	1.500%,02/28/2023	10,256,641	0.3
10,000,000	1.500%,03/31/2023	10,267,773	0.3
456,000	1.500%,10/31/2024	471,702	0 .0
2,976,000	1.625%,08/15/2022	3,037,845	0.1
6,480,000	1.625%,04/30/2023	6,674,780	0 .2
10,184,000	1.625%,05/31/2023	10,499,266	0.3
4,046,000	1.625%,10/31/2023	4,189,269	0.1
24,847,000	1.625%,02/15/2026	25,703,057	0.8
–	1.750%,04/30/2022	–	–
168,000	1.750%,07/15/2022	171,580	0.0
18,000,000	1.750%,09/30/2022	18,438,047	0.5
69,000	1.750%,01/31/2023	71,020	0.0
3,003,000	1.875%,08/31/2022	3,077,723	0.1
10,000	1.875%,06/30/2026	10,452	0.0
4,000,000	2.000%,07/31/2022	4,101,250	0.1
17,133,000	2.000%,11/15/2026	17,980,615	0.5
10,105,000	2.125%,06/30/2022	10,360,388	0.3
5,000,000	2.125%,11/30/2023	5,247,559	0.2
3,011,000	2.250%,12/31/2023	3,172,312	0.1
19,000	2.250%,04/30/2024	20,091	0.0
6,457,000	2.250%,11/15/2024	6,854,131	0.2
373,000	2.375%,04/30/2026	399,511	0.0
68,000	2.375%,05/15/2029	72,278	0.0
9,874,000	2.500%,05/15/2024	10,526,417	0.3

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

–	2.750%,09/15/2021	–	–
6,569,500	2.750%,11/15/2023	6,997,929	0.2
7,052,000	2.750%,02/15/2024	7,543,849	0.2
		1,187,020,385	35.0

	Total U.S. Treasury Obligations
	(Cost $1,440,861,464)	1,444,992,972	42.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.0%
	Federal Home Loan Mortgage Corporation: 4.6%(4)
672,422	2.275%, (US0012M + 1.900%),02/01/2042	684,972	0.0
4,121,210	3.000%,04/01/2045	4,369,694	0.2
4,168,743	3.000%,04/01/2045	4,408,402	0.2
16,976,181	3.000%,05/01/2045	17,943,632	0.5
7,612,660	3.000%,11/01/2046	8,076,816	0.3
7,649,055	3.000%,11/01/2047	8,092,431	0.3
1,159,788	3.500%,01/01/2042	1,253,865	0.1
190,626	3.500%,01/01/2042	206,224	0.0
3,942,078	3.500%,08/01/2042	4,308,933	0.1
15,351,232	3.500%,04/01/2043	16,779,865	0.5
17,602,114	3.500%,02/01/2044	19,240,268	0.6
6,065,096	3.500%,12/01/2046	6,526,940	0.2
3,662,114	3.500%,12/01/2047	3,945,618	0.1
18,217,331	3.500%,03/01/2048	19,662,041	0.6
471,460	4.000%,01/01/2025	502,297	0.0
70,883	4.000%,08/01/2040	78,065	0.0
949,937	4.000%,04/01/2041	1,042,577	0.1
875,979	4.000%,05/01/2041	970,401	0.0
36,519	4.000%,08/01/2041	40,456	0.0
113,241	4.000%,12/01/2041	124,868	0.0
163,271	4.000%,01/01/2042	175,292	0.0
1,708,312	4.000%,03/01/2042	1,884,051	0.1
55,621	4.000%,12/01/2042	61,635	0.0
722,936	4.000%,02/01/2044	804,800	0.0
408,132	4.000%,07/01/2045	448,012	0.0
356,218	4.000%,09/01/2045	390,573	0.0
450,273	4.000%,09/01/2045	491,865	0.0
396,402	4.000%,09/01/2045	432,361	0.0
7,964,793	4.000%,11/01/2045	8,738,777	0.3
1,063,475	4.000%,05/01/2046	1,157,566	0.1
341,415	4.000%,11/01/2047	367,911	0.0
422,538	4.000%,03/01/2048	454,752	0.0
1,588	4.500%,04/01/2023	1,668	0.0
45,417	4.500%,03/01/2039	50,989	0.0
131,827	4.500%,08/01/2039	146,968	0.0
157,590	4.500%,09/01/2039	176,924	0.0
214,266	4.500%,09/01/2039	238,878	0.0
340,763	4.500%,09/01/2039	382,575	0.0
287,248	4.500%,10/01/2039	322,491	0.0
462,248	4.500%,12/01/2039	519,878	0.0
140,688	4.500%,03/01/2040	156,850	0.0
311,184	4.500%,04/01/2040	349,981	0.0
64,137	4.500%,06/01/2040	72,009	0.0
347,157	4.500%,07/01/2040	391,808	0.0
306,326	4.500%,07/01/2040	345,723	0.0
104,447	4.500%,08/01/2040	117,265	0.0
242,564	4.500%,08/01/2040	269,957	0.0
311,761	4.500%,03/01/2041	347,523	0.0
100,501	4.500%,03/01/2041	112,027	0.0
152,027	4.500%,04/01/2041	170,655	0.0
479,254	4.500%,06/01/2041	540,792	0.0
368,194	4.500%,07/01/2041	413,313	0.0
2,883,400	4.500%,08/01/2041	3,258,417	0.1
52,360	4.500%,08/01/2041	57,749	0.0
1,608,466	4.500%,07/01/2048	1,753,595	0.1
14,546	5.000%,03/01/2034	16,915	0.0
82,409	5.000%,12/01/2034	95,987	0.0
251,330	5.000%,08/01/2035	292,615	0.0
98,078	5.000%,08/01/2035	114,246	0.0
81,723	5.000%,10/01/2035	94,779	0.0
128,483	5.000%,10/01/2035	149,667	0.0
80,860	5.000%,10/01/2035	94,189	0.0
197,171	5.000%,12/01/2035	229,622	0.0
28,569	5.000%,04/01/2036	33,281	0.0
89,366	5.000%,11/01/2036	104,028	0.0
61,400	5.000%,02/01/2037	71,528	0.0
49,007	5.000%,05/01/2037	57,090	0.0
766,492	5.000%,10/01/2037	892,221	0.0
387,403	5.000%,03/01/2038	451,306	0.0
134,222	5.000%,03/01/2038	156,243	0.0
433,973	5.000%,03/01/2038	505,543	0.0
126,264	5.000%,04/01/2038	146,032	0.0
13,333	5.000%,10/01/2038	15,522	0.0
46,104	5.000%,06/01/2040	53,326	0.0
126,519	5.000%,08/01/2040	147,189	0.0
310,756	5.000%,04/01/2041	361,953	0.0
50,957	5.490%,02/01/2037	56,951	0.0
45,508	5.500%,12/01/2024	47,120	0.0
63,335	5.500%,09/01/2034	74,171	0.0
75,674	5.500%,01/01/2035	88,458	0.0
726,125	5.500%,09/01/2035	850,738	0.0
34,854	5.500%,09/01/2035	40,835	0.0
484,261	5.500%,10/01/2035	556,960	0.0
220,646	5.500%,03/01/2036	258,444	0.0
54,103	5.500%,03/01/2036	63,436	0.0
32,819	5.500%,05/01/2036	37,952	0.0
191,826	5.500%,06/01/2036	224,734	0.0
69,894	5.500%,07/01/2036	81,864	0.0
13,071	5.500%,07/01/2036	15,314	0.0
3,077	5.500%,07/01/2036	3,605	0.0
14,060	5.500%,10/01/2036	16,474	0.0
83,181	5.500%,11/01/2036	97,633	0.0
45,599	5.500%,12/01/2036	53,465	0.0
11,054	5.500%,12/01/2036	12,373	0.0
63,524	5.500%,12/01/2036	74,509	0.0
7,545	5.500%,02/01/2037	8,639	0.0
59,184	5.500%,02/01/2037	69,443	0.0
20,497	5.500%,05/01/2037	24,092	0.0
2,799	5.500%,06/01/2037	3,291	0.0
29,408	5.500%,12/01/2037	34,343	0.0
16,958	5.500%,03/01/2038	19,950	0.0
9,011	5.500%,06/01/2038	10,550	0.0
3,979	5.500%,06/01/2038	4,658	0.0
7,539	5.500%,08/01/2038	8,582	0.0
1,841	5.500%,10/01/2038	2,086	0.0
611,361	5.500%,11/01/2038	706,671	0.0
11,638	5.500%,12/01/2038	13,694	0.0
12,304	5.500%,12/01/2038	14,476	0.0
9,869	5.500%,12/01/2038	11,611	0.0
17,236	5.500%,01/01/2039	20,278	0.0
96,867	5.500%,01/01/2039	113,972	0.0
64,654	5.500%,01/01/2040	76,061	0.0
51,002	5.500%,01/01/2040	58,796	0.0
62,435	5.500%,03/01/2040	72,831	0.0
108,004	5.500%,01/01/2041	120,754	0.0
58,040	5.750%,05/01/2037	65,094	0.0
115,294	5.800%,07/01/2037	129,098	0.0
40,295	5.800%,08/01/2037	45,230	0.0
37,469	5.800%,09/01/2037	42,058	0.0
72,721	5.800%,09/01/2037	81,630	0.0
3,901	6.000%,04/01/2028	4,463	0.0
37,484	6.000%,07/01/2028	42,154	0.0
2,753	6.000%,04/01/2036	3,294	0.0
94	6.000%,04/01/2036	106	0.0
8,333	6.000%,04/01/2036	9,912	0.0
27,014	6.000%,06/01/2036	32,322	0.0
8,735	6.000%,07/01/2036	10,452	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

8,309		6.000%,08/01/2036	9,942	0.0
2,592		6.000%,08/01/2036	2,918	0.0
51,784		6.000%,08/01/2036	61,963	0.0
45,739		6.000%,01/01/2037	54,729	0.0
40,243		6.000%,02/01/2037	48,152	0.0
2,500		6.000%,04/01/2037	2,992	0.0
11,163		6.000%,06/01/2037	13,172	0.0
1,333		6.000%,06/01/2037	1,592	0.0
192		6.000%,07/01/2037	222	0.0
6,607		6.000%,07/01/2037	7,886	0.0
17,336		6.000%,08/01/2037	20,467	0.0
3,002		6.000%,08/01/2037	3,544	0.0
6,290		6.000%,08/01/2037	7,081	0.0
149,124		6.000%,08/01/2037	172,934	0.0
7,368		6.000%,08/01/2037	8,296	0.0
1,715		6.000%,08/01/2037	2,036	0.0
6,470		6.000%,08/01/2037	7,722	0.0
4,942		6.000%,09/01/2037	5,889	0.0
9,413		6.000%,09/01/2037	10,673	0.0
2,226		6.000%,09/01/2037	2,641	0.0
11,807		6.000%,10/01/2037	14,104	0.0
5,529		6.000%,10/01/2037	6,225	0.0
8,843		6.000%,10/01/2037	10,572	0.0
18,752		6.000%,10/01/2037	21,130	0.0
2,625		6.000%,11/01/2037	3,133	0.0
31,957		6.000%,11/01/2037	38,077	0.0
1,173		6.000%,11/01/2037	1,320	0.0
934		6.000%,12/01/2037	1,053	0.0
64,263		6.000%,12/01/2037	76,240	0.0
15,651		6.000%,01/01/2038	18,279	0.0
2,548		6.000%,01/01/2038	3,013	0.0
16,674		6.000%,01/01/2038	19,934	0.0
19,019		6.000%,02/01/2038	21,414	0.0
2,409		6.000%,02/01/2038	2,716	0.0
13,869		6.000%,05/01/2038	15,648	0.0
1,354		6.000%,06/01/2038	1,605	0.0
44,845		6.000%,07/01/2038	52,958	0.0
21,997		6.000%,07/01/2038	25,984	0.0
273,521		6.000%,09/01/2038	321,951	0.0
10,733		6.000%,09/01/2038	12,085	0.0
942		6.000%,09/01/2038	1,114	0.0
7,925		6.000%,09/01/2038	9,427	0.0
13,361		6.000%,11/01/2038	15,349	0.0
140,201		6.000%,01/01/2039	164,276	0.0
158,546		6.000%,04/01/2039	186,235	0.0
39,965		6.000%,08/01/2039	45,924	0.0
45,618		6.000%,10/01/2039	53,584	0.0
19,850		6.000%,11/01/2039	23,505	0.0
51,673		6.000%,11/01/2039	58,215	0.0
1,721		6.000%,12/01/2039	2,041	0.0
58,131		6.000%,05/01/2040	69,439	0.0
56,913		6.150%,12/01/2037	64,079	0.0
69,678		6.150%,01/01/2038	78,447	0.0
62,312		6.150%,02/01/2038	70,154	0.0
81,176		6.150%,02/01/2038	91,397	0.0
840,000	(2)	6.250%,07/15/2032	1,212,416	0.1
9,236		6.500%,06/01/2036	10,914	0.0
2,305		6.500%,08/01/2036	2,689	0.0
691		6.500%,10/01/2036	792	0.0
37,832		6.500%,10/01/2036	44,841	0.0
15,680		6.500%,07/01/2037	17,812	0.0
5,610		6.500%,09/01/2037	6,461	0.0
3,219		6.500%,10/01/2037	3,781	0.0
2,838		6.500%,11/01/2037	3,267	0.0
7,002		6.500%,04/01/2038	8,123	0.0
15,746		6.500%,04/01/2038	18,056	0.0
1,560		6.500%,05/01/2038	1,753	0.0
606		6.500%,05/01/2038	681	0.0
2,076		6.500%,07/01/2038	2,333	0.0
1,273		6.500%,08/01/2038	1,478	0.0
209		6.500%,10/01/2038	239	0.0
6,473		6.500%,11/01/2038	7,341	0.0
5,854		6.500%,12/01/2038	6,578	0.0
55,272		6.500%,12/01/2038	62,116	0.0
7,066		6.500%,12/01/2038	7,941	0.0
480,594		6.500%,12/01/2038	556,596	0.0
2,875		6.500%,01/01/2039	3,412	0.0
			156,488,002	4.6

		Federal National Mortgage Association: 0.8%(4)
2,000,989		3.000%,09/01/2046	2,054,406	0.1
14,781,695		3.500%,11/01/2051	16,090,954	0.5
1,250,366		3.720%,10/01/2029	1,410,775	0.0
64,718		5.700%,07/01/2036	67,338	0.0
12,812		5.700%,07/01/2036	12,865	0.0
805,000		6.625%,11/15/2030	1,149,454	0.0
3,430,000		7.125%,01/15/2030	4,942,804	0.2
			25,728,596	0.8

		Government National Mortgage Association: 6.5%
25,675,000	(5)	2.000%,04/01/2051	25,925,733	0.8
12,544,000	(5)	2.500%,05/01/2050	12,918,850	0.4
5,206,612		3.000%,07/20/2045	5,518,176	0.2
12,710,000	(5)	3.000%,04/21/2050	13,241,735	0.4
43,352,051		3.000%,07/20/2050	45,201,105	1.3
18,252,220		3.000%,08/20/2050	19,031,120	0.6
16,292,725		3.500%,03/20/2047	17,933,089	0.5
8,324,769		3.500%,09/20/2047	8,845,585	0.3
2,778,989		3.500%,01/20/2048	2,978,505	0.1
17,677,966		3.500%,02/20/2048	18,929,793	0.6
17,625,551		3.500%,03/20/2048	18,966,036	0.6
4,086,257		4.000%,10/20/2043	4,497,849	0.1
3,778,914		4.000%,03/20/2046	4,148,841	0.1
1,895,899		4.000%,03/20/2046	2,081,925	0.1
667,005		4.500%,02/20/2041	758,160	0.0
201,950		4.500%,03/20/2041	226,584	0.0
767,861		4.500%,05/20/2041	861,530	0.0
870,428		4.500%,06/20/2041	976,611	0.0
1,656,536		4.500%,07/20/2041	1,858,618	0.1
705,748		4.500%,09/20/2041	791,846	0.0
2,085,775		4.500%,10/20/2041	2,340,229	0.1
4,770,679		4.500%,01/20/2050	5,160,280	0.2
8,800		5.000%,10/15/2037	10,260	0.0
2,190		5.000%,04/15/2038	2,516	0.0
43,834		5.000%,03/15/2039	50,947	0.0
75,480		5.000%,08/15/2039	87,108	0.0
486,960		5.000%,09/15/2039	561,993	0.0
675,485		5.000%,09/15/2039	785,138	0.0
450,170		5.000%,02/15/2040	518,716	0.0
351,027		5.000%,04/15/2040	405,808	0.0
852,549		5.000%,06/15/2040	990,195	0.0
25,231		5.000%,07/15/2040	29,073	0.0
289,098		5.000%,04/15/2042	326,408	0.0
428,886		5.000%,04/20/2042	487,490	0.0
442,707		5.000%,06/20/2048	487,640	0.0
22,715		5.500%,07/20/2038	25,738	0.0
305,304		5.500%,09/20/2039	357,938	0.0
22,423		5.500%,10/20/2039	26,181	0.0
13,191		5.500%,11/20/2039	15,683	0.0
512,231		5.500%,11/20/2039	600,470	0.0
7,831		5.500%,12/20/2040	8,978	0.0
23,933		5.500%,01/20/2041	28,051	0.0
176,607		5.500%,03/20/2041	207,152	0.0
254,509		5.500%,04/20/2041	298,560	0.0
404,526		5.500%,05/20/2041	474,573	0.0
412,784		5.500%,06/20/2041	484,259	0.0
11,575		6.000%,10/15/2036	13,810	0.0
33,345		6.000%,08/15/2037	39,402	0.0
27,098		6.000%,11/15/2037	31,970	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

4,153		6.000%,12/15/2037	4,674	0.0
20,591		6.000%,01/15/2038	24,239	0.0
20,283		6.000%,01/15/2038	24,348	0.0
22,896		6.000%,02/15/2038	27,489	0.0
42,597		6.000%,02/15/2038	48,157	0.0
222		6.000%,02/15/2038	252	0.0
743		6.000%,04/15/2038	837	0.0
121,980		6.000%,05/15/2038	146,416	0.0
138,277		6.000%,05/15/2038	165,782	0.0
17,349		6.000%,07/15/2038	20,679	0.0
42,591		6.000%,09/15/2038	50,221	0.0
17,766		6.000%,11/15/2038	19,983	0.0
569,006		6.000%,08/20/2040	669,963	0.0
			221,751,297	6.5

		Other U.S. Agency Obligations: 0.9%
3,489,000		1.620%,09/04/2025	3,616,398	0.1
12,500,000		2.390%,11/01/2034	12,959,292	0.4
5,000,000		2.400%,09/21/2026	5,364,022	0.2
1,500,000		1.875%,08/15/2022	1,535,047	0.0
10,000		6.150%,01/15/2038	15,114	0.0
5,000,000	(2)	7.125%,05/01/2030	7,273,825	0.2
			30,763,698	0.9

		Uniform Mortgage-Backed Securities: 12.2%
29,800,000	(5)	2.000%,04/01/2036	30,585,249	0.9
28,000,000	(5)	2.000%,05/01/2050	27,898,282	0.8
3,274,170		2.500%,09/01/2027	3,419,586	0.1
3,275,581		2.500%,06/01/2030	3,429,716	0.1
4,557,204		2.500%,06/01/2030	4,771,696	0.2
1,944,968		2.500%,07/01/2030	2,036,585	0.1
153,140,000	(5)	2.500%,05/25/2050	156,830,914	4.6
1,027,509		3.000%,06/01/2026	1,084,746	0.0
4,755,028		3.000%,08/01/2030	5,054,771	0.2
1,967,430		3.000%,09/01/2030	2,092,384	0.1
14,745,077		3.000%,12/01/2042	15,702,143	0.5
7,213,956		3.000%,07/01/2043	7,672,519	0.2
3,319,329		3.000%,09/01/2043	3,513,753	0.1
3,985,073		3.000%,07/01/2046	4,231,254	0.1
1,469,149		3.000%,08/01/2046	1,555,532	0.1
16,075,794		3.000%,12/01/2046	16,981,258	0.5
2,602,211		3.500%,05/01/2029	2,801,529	0.1
799,103		3.500%,03/01/2041	863,285	0.0
859,378		3.500%,12/01/2041	929,192	0.0
1,432,512		3.500%,01/01/2042	1,548,894	0.1
3,158,039		3.500%,10/01/2042	3,415,197	0.1
9,074,320		3.500%,11/01/2042	9,861,871	0.3
2,200,000	(5)	3.500%,04/01/2044	2,324,180	0.1
3,727,789		3.500%,01/01/2046	4,029,813	0.1
2,651,671		3.500%,02/01/2046	2,863,265	0.1
6,022,120		3.500%,02/01/2046	6,510,043	0.2
6,344,413		3.500%,04/01/2046	6,804,700	0.2
1,080,620		4.000%,09/01/2026	1,150,440	0.0
817,375		4.000%,10/01/2040	904,969	0.0
122,943		4.000%,10/01/2040	136,080	0.0
7,981,570		4.000%,11/01/2040	8,835,275	0.3
836,977		4.000%,12/01/2040	922,917	0.0
1,185,652		4.000%,12/01/2040	1,306,762	0.1
1,684,481		4.000%,02/01/2041	1,856,801	0.1
234,513		4.000%,03/01/2041	258,369	0.0
266,310		4.000%,04/01/2041	293,555	0.0
253,898		4.000%,08/01/2041	273,484	0.0
190,618		4.000%,09/01/2041	209,784	0.0
1,240,755		4.000%,11/01/2041	1,361,342	0.1
251,860		4.000%,12/01/2041	276,339	0.0
685,177		4.000%,01/01/2042	758,804	0.0
494,840		4.000%,07/01/2042	548,041	0.0
1,490,458		4.000%,12/01/2042	1,651,006	0.1
1,854,096		4.000%,07/01/2043	2,056,402	0.1
1,392,875		4.000%,02/01/2044	1,542,468	0.1
955,786		4.000%,02/01/2044	1,058,421	0.0
244,334		4.000%,03/01/2044	263,081	0.0
832,424		4.000%,05/01/2045	911,451	0.0
5,083,108		4.000%,06/01/2045	5,562,031	0.2
883,596		4.000%,07/01/2045	974,632	0.0
1,547,638		4.000%,07/01/2045	1,710,186	0.1
1,557,745		4.000%,07/01/2045	1,724,784	0.1
2,342,803		4.000%,07/01/2045	2,573,053	0.1
1,929,515		4.000%,02/01/2046	2,109,537	0.1
3,802,835		4.000%,02/01/2048	4,089,160	0.1
300,339		4.000%,03/01/2048	322,805	0.0
817,309		4.000%,03/01/2048	879,366	0.0
6,732,095		4.000%,02/01/2050	7,233,862	0.2
1,200,545		4.500%,07/01/2026	1,274,350	0.1
4,144		4.500%,06/01/2034	4,611	0.0
12,447		4.500%,05/01/2035	13,785	0.0
1,460		4.500%,03/01/2038	1,638	0.0
1,138		4.500%,05/01/2038	1,254	0.0
9,175		4.500%,06/01/2038	10,200	0.0
8,497		4.500%,07/01/2038	9,253	0.0
25,949		4.500%,09/01/2038	28,415	0.0
414,090		4.500%,03/01/2039	467,167	0.0
17,633		4.500%,04/01/2039	19,641	0.0
11,495		4.500%,04/01/2039	12,894	0.0
381,058		4.500%,07/01/2039	427,377	0.0
964,171		4.500%,09/01/2039	1,074,256	0.0
790,258		4.500%,10/01/2039	891,398	0.0
190,447		4.500%,12/01/2039	212,172	0.0
199,526		4.500%,12/01/2039	222,295	0.0
259,561		4.500%,12/01/2039	291,157	0.0
150,513		4.500%,03/01/2040	169,777	0.0
195,473		4.500%,10/01/2040	217,607	0.0
197,982		4.500%,10/01/2040	222,204	0.0
185,734		4.500%,10/01/2040	208,281	0.0
276,440		4.500%,03/01/2041	308,039	0.0
133,845		4.500%,04/01/2041	145,614	0.0
1,958,675		4.500%,06/01/2041	2,209,426	0.1
164,585		4.500%,06/01/2041	184,669	0.0
156,356		4.500%,06/01/2041	175,760	0.0
74,792		4.500%,07/01/2041	84,367	0.0
2,950,747		4.500%,07/01/2041	3,287,832	0.1
145,538		4.500%,07/01/2041	162,176	0.0
1,177,026		4.500%,08/01/2041	1,327,364	0.1
864,557		4.500%,08/01/2041	963,388	0.0
121,925		4.500%,08/01/2041	137,531	0.0
394,435		5.000%,03/01/2027	414,624	0.0
64,336		5.000%,07/01/2033	73,555	0.0
50,873		5.000%,02/01/2034	56,378	0.0
13,237		5.000%,11/01/2034	15,382	0.0
1,372,139		5.000%,02/01/2035	1,590,567	0.1
242,012		5.000%,06/01/2035	281,273	0.0
17,539		5.000%,08/01/2035	20,398	0.0
199,636		5.000%,09/01/2035	232,241	0.0
52,308		5.000%,09/01/2035	60,181	0.0
142,841		5.000%,09/01/2035	165,361	0.0
18,176		5.000%,10/01/2035	21,147	0.0
266,444		5.000%,03/01/2036	309,931	0.0
347,747		5.000%,03/01/2036	404,661	0.0
246,418		5.000%,05/01/2036	286,765	0.0
2,879		5.000%,05/01/2036	3,348	0.0
45,170		5.000%,06/01/2036	52,514	0.0
488,400		5.000%,12/01/2036	568,502	0.0
37,371		5.000%,12/01/2036	43,486	0.0
111,842		5.000%,07/01/2037	130,136	0.0
64,293		5.000%,01/01/2038	73,763	0.0
367,800		5.000%,02/01/2038	427,960	0.0
168,201		5.000%,02/01/2038	195,692	0.0
347,530		5.000%,08/01/2038	404,415	0.0
160,651		5.000%,07/01/2040	187,030	0.0
53,585		5.000%,07/01/2040	60,044	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

857	5.500%,10/01/2021	860	0.0
3,527	5.500%,11/01/2021	3,545	0.0
15,174	5.500%,11/01/2021	15,303	0.0
1,668	5.500%,12/01/2021	1,675	0.0
29,207	5.500%,12/01/2021	29,453	0.0
20,310	5.500%,12/01/2021	20,511	0.0
1,034	5.500%,01/01/2022	1,043	0.0
429	5.500%,01/01/2022	434	0.0
3,872	5.500%,02/01/2022	3,921	0.0
258	5.500%,04/01/2022	262	0.0
1,208	5.500%,06/01/2022	1,216	0.0
1,377	5.500%,06/01/2022	1,393	0.0
6,676	5.500%,07/01/2022	6,800	0.0
486	5.500%,07/01/2022	495	0.0
636	5.500%,08/01/2022	643	0.0
1,419	5.500%,09/01/2022	1,450	0.0
9,645	5.500%,09/01/2022	9,878	0.0
1,389	5.500%,01/01/2023	1,427	0.0
614	5.500%,02/01/2023	625	0.0
2,220	5.500%,03/01/2023	2,280	0.0
717	5.500%,04/01/2023	739	0.0
4,090	5.500%,06/01/2023	4,132	0.0
4,398	5.500%,08/01/2023	4,577	0.0
11,523	5.500%,08/01/2023	11,961	0.0
813	5.500%,08/01/2023	841	0.0
1,234	5.500%,08/01/2023	1,275	0.0
9,459	5.500%,09/01/2023	9,807	0.0
1,481	5.500%,11/01/2023	1,536	0.0
5,257	5.500%,11/01/2023	5,460	0.0
619	5.500%,11/01/2023	645	0.0
33,438	5.500%,02/01/2024	34,835	0.0
892	5.500%,03/01/2024	901	0.0
4,920	5.500%,07/01/2024	5,170	0.0
3,681	5.500%,07/01/2024	3,711	0.0
229	5.500%,05/01/2025	232	0.0
12,385	5.500%,08/01/2025	12,720	0.0
1,582	5.500%,07/01/2027	1,769	0.0
384	5.500%,08/01/2027	430	0.0
96,235	5.500%,03/01/2034	112,396	0.0
69,243	5.500%,04/01/2034	80,604	0.0
31,251	5.500%,11/01/2034	36,571	0.0
33,038	5.500%,12/01/2034	38,689	0.0
383,836	5.500%,02/01/2035	449,425	0.0
54,903	5.500%,05/01/2035	64,299	0.0
197,389	5.500%,09/01/2035	221,296	0.0
55,204	5.500%,09/01/2035	64,579	0.0
42,605	5.500%,04/01/2036	49,507	0.0
72,204	5.500%,04/01/2036	84,554	0.0
15,375	5.500%,05/01/2036	17,994	0.0
47,003	5.500%,06/01/2036	54,656	0.0
186,176	5.500%,07/01/2036	218,029	0.0
102,086	5.500%,11/01/2036	119,492	0.0
314,760	5.500%,12/01/2036	368,885	0.0
149,999	5.500%,12/01/2036	175,680	0.0
48,845	5.500%,01/01/2037	57,205	0.0
42,699	5.500%,03/01/2037	50,046	0.0
484,291	5.500%,03/01/2037	568,410	0.0
211,885	5.500%,03/01/2037	248,236	0.0
194,559	5.500%,08/01/2037	227,856	0.0
655	5.500%,01/01/2038	770	0.0
1,852	5.500%,01/01/2038	2,175	0.0
867	5.500%,01/01/2038	1,019	0.0
6,147	5.500%,03/01/2038	7,113	0.0
9,144	5.500%,05/01/2038	10,742	0.0
29,305	5.500%,06/01/2038	34,455	0.0
874,075	5.500%,09/01/2038	1,026,494	0.0
202,518	5.500%,12/01/2038	237,937	0.0
50,626	5.500%,06/01/2039	59,546	0.0
37,926	5.500%,05/01/2040	42,390	0.0
232,048	5.500%,06/01/2040	259,057	0.0
4,582	6.000%,01/01/2034	5,187	0.0
2,714	6.000%,07/01/2034	3,072	0.0
43,273	6.000%,12/01/2034	51,748	0.0
19,155	6.000%,05/01/2035	21,599	0.0
15,042	6.000%,01/01/2036	16,924	0.0
31,091	6.000%,01/01/2036	34,980	0.0
12,934	6.000%,02/01/2036	15,455	0.0
14,077	6.000%,03/01/2036	16,510	0.0
21,467	6.000%,03/01/2036	25,510	0.0
4,263	6.000%,04/01/2036	4,792	0.0
6,684	6.000%,04/01/2036	7,983	0.0
50,128	6.000%,05/01/2036	59,826	0.0
184	6.000%,06/01/2036	218	0.0
1,688	6.000%,08/01/2036	1,898	0.0
13,272	6.000%,08/01/2036	15,868	0.0
16,310	6.000%,09/01/2036	18,341	0.0
41,274	6.000%,09/01/2036	47,243	0.0
31,143	6.000%,09/01/2036	36,534	0.0
12,606	6.000%,09/01/2036	15,061	0.0
11,155	6.000%,10/01/2036	13,240	0.0
143,206	6.000%,12/01/2036	162,347	0.0
365,188	6.000%,12/01/2036	436,019	0.0
7,272	6.000%,01/01/2037	8,182	0.0
5,427	6.000%,02/01/2037	6,152	0.0
5,164	6.000%,04/01/2037	5,808	0.0
63,389	6.000%,07/01/2037	75,628	0.0
19,416	6.000%,08/01/2037	23,189	0.0
1,707	6.000%,08/01/2037	2,005	0.0
1,032	6.000%,08/01/2037	1,206	0.0
11,214	6.000%,09/01/2037	13,347	0.0
284	6.000%,09/01/2037	338	0.0
5,143	6.000%,09/01/2037	6,141	0.0
12,327	6.000%,09/01/2037	14,472	0.0
1,922	6.000%,09/01/2037	2,278	0.0
38,640	6.000%,09/01/2037	43,411	0.0
2,156	6.000%,10/01/2037	2,469	0.0
212	6.000%,10/01/2037	253	0.0
914	6.000%,10/01/2037	1,048	0.0
1,476	6.000%,10/01/2037	1,696	0.0
4,295	6.000%,11/01/2037	4,838	0.0
1,095	6.000%,11/01/2037	1,241	0.0
11,000	6.000%,11/01/2037	12,997	0.0
33,600	6.000%,11/01/2037	40,069	0.0
18,784	6.000%,11/01/2037	21,506	0.0
6,841	6.000%,11/01/2037	7,694	0.0
11,823	6.000%,12/01/2037	14,009	0.0
30,237	6.000%,12/01/2037	35,870	0.0
5,572	6.000%,12/01/2037	6,560	0.0
24,427	6.000%,12/01/2037	28,897	0.0
11,663	6.000%,01/01/2038	13,215	0.0
3,923	6.000%,01/01/2038	4,410	0.0
61,698	6.000%,02/01/2038	70,590	0.0
736	6.000%,02/01/2038	828	0.0
3,044	6.000%,03/01/2038	3,436	0.0
115,125	6.000%,03/01/2038	131,172	0.0
267,523	6.000%,04/01/2038	319,172	0.0
18,540	6.000%,04/01/2038	22,108	0.0
18,582	6.000%,05/01/2038	21,935	0.0
20,134	6.000%,05/01/2038	22,850	0.0
1,065	6.000%,06/01/2038	1,198	0.0
8,654	6.000%,07/01/2038	9,770	0.0
24,624	6.000%,07/01/2038	27,944	0.0
829	6.000%,08/01/2038	933	0.0
2,072	6.000%,08/01/2038	2,455	0.0
16,928	6.000%,09/01/2038	19,146	0.0
6,590	6.000%,09/01/2038	7,410	0.0
34,207	6.000%,09/01/2038	38,725	0.0
31,386	6.000%,10/01/2038	36,327	0.0
44,034	6.000%,10/01/2038	51,805	0.0
20,695	6.000%,10/01/2038	24,369	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

456,204		6.000%,10/01/2039	545,663	0.0
12,092		6.000%,11/01/2039	13,656	0.0
612		6.500%,04/01/2030	687	0.0
56,053		6.500%,02/01/2034	62,957	0.0
7,071		6.500%,11/01/2034	8,401	0.0
10,584		6.500%,01/01/2036	12,301	0.0
20,475		6.500%,03/01/2036	24,425	0.0
32,541		6.500%,04/01/2036	37,224	0.0
565		6.500%,05/01/2036	634	0.0
4,061		6.500%,06/01/2036	4,561	0.0
5,072		6.500%,07/01/2036	5,698	0.0
1,017		6.500%,07/01/2036	1,183	0.0
2,113		6.500%,07/01/2036	2,492	0.0
17,027		6.500%,07/01/2036	19,588	0.0
40,131		6.500%,07/01/2036	45,864	0.0
31,833		6.500%,07/01/2036	35,764	0.0
563		6.500%,08/01/2036	649	0.0
86,341		6.500%,09/01/2036	102,015	0.0
13,859		6.500%,09/01/2036	15,959	0.0
8,134		6.500%,09/01/2036	9,272	0.0
900		6.500%,09/01/2036	1,030	0.0
818		6.500%,11/01/2036	942	0.0
2,819		6.500%,11/01/2036	3,263	0.0
12,717		6.500%,12/01/2036	14,281	0.0
2,136		6.500%,12/01/2036	2,464	0.0
178		6.500%,01/01/2037	206	0.0
20,454		6.500%,01/01/2037	22,982	0.0
30,176		6.500%,01/01/2037	33,906	0.0
13,452		6.500%,02/01/2037	15,147	0.0
31,472		6.500%,03/01/2037	35,363	0.0
4,884		6.500%,03/01/2037	5,621	0.0
11,386		6.500%,03/01/2037	12,957	0.0
45,002		6.500%,03/01/2037	52,635	0.0
447		6.500%,07/01/2037	526	0.0
3,587		6.500%,08/01/2037	4,141	0.0
2,664		6.500%,08/01/2037	2,993	0.0
941		6.500%,08/01/2037	1,065	0.0
104,240		6.500%,09/01/2037	119,325	0.0
419		6.500%,09/01/2037	483	0.0
1,013		6.500%,09/01/2037	1,175	0.0
14,426		6.500%,09/01/2037	16,562	0.0
67,350		6.500%,09/01/2037	79,989	0.0
1,231		6.500%,09/01/2037	1,428	0.0
5,518		6.500%,09/01/2037	6,477	0.0
13,203		6.500%,10/01/2037	14,988	0.0
1,758		6.500%,10/01/2037	2,062	0.0
760		6.500%,10/01/2037	857	0.0
3,956		6.500%,10/01/2037	4,622	0.0
22,887		6.500%,10/01/2037	26,688	0.0
87,811		6.500%,11/01/2037	99,957	0.0
9,217		6.500%,12/01/2037	10,845	0.0
7,926		6.500%,12/01/2037	9,064	0.0
1,466		6.500%,12/01/2037	1,646	0.0
2,712		6.500%,12/01/2037	3,061	0.0
1,375		6.500%,12/01/2037	1,545	0.0
59,273		6.500%,12/01/2037	66,601	0.0
1,274		6.500%,12/01/2037	1,432	0.0
514		6.500%,01/01/2038	577	0.0
17,682		6.500%,01/01/2038	20,208	0.0
43,134		6.500%,03/01/2038	51,209	0.0
42,725		6.500%,04/01/2038	49,661	0.0
2,190		6.500%,05/01/2038	2,460	0.0
35,792		6.500%,08/01/2038	41,114	0.0
35,178		6.500%,08/01/2038	40,922	0.0
22,328		6.500%,09/01/2038	25,684	0.0
174,020		6.500%,10/01/2038	206,608	0.0
11,995		6.500%,10/01/2038	13,469	0.0
2,822		6.500%,10/01/2038	3,345	0.0
9,892		6.500%,10/01/2038	11,159	0.0
17,080		6.500%,11/01/2038	20,188	0.0
42,641		6.500%,01/01/2039	50,674	0.0
962		6.500%,01/01/2039	1,098	0.0
10,705		6.500%,03/01/2039	12,025	0.0
5,178		6.500%,09/01/2039	5,818	0.0
			413,011,876	12.2

	Total U.S. Government Agency Obligations
	(Cost $819,548,521)		847,743,469	25.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.1%
2,500,000		Banc of America Commercial Mortgage Trust 2017-BNK3 AS, 3.748%, 02/15/2050	2,721,599	0.1
2,000,000	(1)	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/2033	2,132,145	0.1
4,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	4,499,766	0.1
5,000,000		Benchmark 2020-B21 A5 Mortgage Trust, 1.978%, 12/15/2053	4,833,826	0.2
1,000,000	(3)	CFCRE Commercial Mortgage Trust 2016-C7 B, 4.348%, 12/10/2054	1,083,013	0.0
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,237,075	0.1
1,000,000	(1),(3)	COMM 2013-CR10 AM, 4.517%, 08/10/2046	1,079,488	0.0
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/2048	698,956	0.0
315,000	(3)	COMM 2015-PC1 B, 4.325%, 07/10/2050	337,601	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/2049	1,072,428	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/2049	1,085,370	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/2049	1,102,573	0.0
1,927,564	(3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	2,002,823	0.1
3,642,211	(3)	Ginnie Mae 2011-142 B, 3.429%, 02/16/2044	3,711,498	0.1
1,822,923	(3)	Ginnie Mae 2011-38 D, 3.715%, 01/16/2051	1,866,506	0.1
54,428	(3)	Ginnie Mae 2011-53 B, 3.905%, 05/16/2051	55,955	0.0
4,606,327		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	4,720,944	0.1
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	3,161,945	0.1
1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/2045	1,032,503	0.0
6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,886,357	0.2
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	3,112,894	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,750,000		JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	1,851,413	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,322,366	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/2047	2,165,193	0.1
1,250,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 B, 4.565%, 04/15/2047	1,345,709	0.0
1,000,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 C, 4.215%, 04/15/2048	1,011,228	0.0
1,000,000	(1),(3)	MSCG Trust 2015-ALDR A2, 3.462%, 06/07/2035	978,841	0.0
1,000,000	(3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	1,119,477	0.0
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,569,366	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/2059	2,148,092	0.1
4,445,000	(3)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	4,821,519	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $70,802,180)		71,768,469	2.1

SUPRANATIONAL BONDS: 0.7%
300,000	(2)	Asian Development Bank, 2.125%, 03/19/2025	317,082	0.0
2,000,000		Asian Development Bank, 2.000%, 02/16/2022	2,032,368	0.1
1,000,000		Corp Andina de Fomento, 2.125%, 09/27/2021	1,008,950	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/2022	3,099,084	0.1
750,000		European Investment Bank, 0.625%, 07/25/2025	742,840	0.0
6,700,000		European Investment Bank, 1.625%, 06/15/2021	6,719,538	0.2
3,000,000		European Investment Bank, 2.250%, 03/15/2022	3,060,119	0.1
1,500,000		Inter-American Development Bank, 0.250%, 11/15/2023	1,496,204	0.0
2,400,000		Inter-American Development Bank, 0.625%, 07/15/2025	2,378,317	0.1
3,000,000		Inter-American Development Bank, 1.750%, 09/14/2022	3,066,484	0.1
1,000,000		Inter-American Development Bank, 3.200%, 08/07/2042	1,099,035	0.0

	Total Supranational Bonds
	(Cost $24,506,262)		25,020,021	0.7

SOVEREIGN BONDS: 1.6%
3,155,000		Colombia Government International Bond, 3.125%, 04/15/2031	3,095,402	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/2037	2,584,725	0.1
3,000,000	(2)	European Investment Bank, 1.250%, 02/14/2031	2,832,664	0.1
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	550,294	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	1,095,130	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/2022	1,029,902	0.0
3,000,000	(1),(2)	Kommunalbanken AS, 2.250%, 01/25/2022	3,049,172	0.1
1,800,000	(1)	Kommunalbanken AS, 2.500%, 01/11/2023	1,871,188	0.0
500,000		Korea International Bond, 4.125%, 06/10/2044	602,451	0.0
5,000,000		Mexico Government International Bond, 4.750%, 03/08/2044	5,291,625	0.1
1,460,000		Panama Government International Bond, 8.875%, 09/30/2027	2,017,136	0.1
4,000,000		Peruvian Government International Bond, 6.550%, 03/14/2037	5,417,180	0.2
4,000,000		Philippine Government International Bond, 6.375%, 01/15/2032	5,365,531	0.2
5,000,000		Province of Alberta Canada, 2.950%, 01/23/2024	5,343,378	0.1
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/2026	3,173,875	0.1
3,000,000	(2)	Province of Ontario Canada, 1.125%, 10/07/2030	2,769,616	0.1
2,400,000		Republic of Italy Government International Bond, 1.250%, 02/17/2026	2,352,037	0.1
3,405,000		Republic of Poland Government International Bond, 5.125%, 04/21/2021	3,412,726	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

3,000,000	(2) Uruguay Government International Bond, 4.500%, 08/14/2024	3,255,075	0.1

	Total Sovereign Bonds
	(Cost $53,019,528)	55,109,107	1.6

ASSET-BACKED SECURITIES: 0.4%
	Automobile Asset-Backed Securities: 0.3%
1,000,000	Ally Auto Receivables Trust 2019-4 A4, 1.920%, 01/15/2025	1,028,510	0.1
600,000	AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	604,848	0.0
200,000	Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	209,035	0.0
1,150,000	Carmax Auto Owner Trust 2019-2 B, 3.010%, 12/16/2024	1,204,571	0.1
1,050,000	Ford Credit Auto Owner Trust 2019-A A4, 2.850%, 08/15/2024	1,093,105	0.1
250,000	Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	248,025	0.0
1,000,000	GM Financial Consumer Automobile Receivables Trust 2021-1 A4, 0.540%, 05/17/2027	994,250	0.0
750,000	Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	773,952	0.0
800,000	Honda Auto Receivables 2019-2 A4 Owner Trust, 2.540%, 03/21/2025	827,143	0.0
421,060	Honda Auto Receivables 2021-1 A4 Owner Trust, 0.420%, 01/21/2028	418,462	0.0
1,000,000	(1) Hyundai Auto Lease Securitization Trust 2019-A A4, 3.050%, 12/15/2022	1,009,099	0.0
600,000	Nissan Auto Receivables 2019-B A4 Owner Trust, 2.540%, 12/15/2025	625,538	0.0
350,000	(1) Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	354,678	0.0
350,000	(1) Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	357,234	0.0
600,000	(1) Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	611,752	0.0
350,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	359,898	0.0
		10,720,100	0.3

	Credit Card Asset-Backed Securities: 0.1%
1,000,000	American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	1,031,739	0.1
500,000	Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	517,664	0.0
		1,549,403	0.1

	Total Asset-Backed Securities
	(Cost $11,969,250)	12,269,503	0.4

	Total Long-Term Investments
	(Cost $3,280,551,788)	3,383,261,510	99.7

SHORT-TERM INVESTMENTS: 11.6%
	Commercial Paper: 6.4%
11,000,000	American Electric Power Co., 0.150%, 04/05/2021	10,999,771	0.3
15,210,000	American Electric Power Co., 0.150%, 04/08/2021	15,209,490	0.5
16,000,000	American Honda Finance Corp., 0.120%, 04/09/2021	15,999,520	0.5
10,000,000	Barton Capital S.A., 0.110%, 04/15/2021	9,999,542	0.3
10,000,000	Barton Capital S.A., 0.120%, 04/26/2021	9,999,133	0.3
15,000,000	Crown Point Capital Company, LLC, 0.170%, 08/02/2021	14,991,423	0.4
15,000,000	Dominion Resources, Inc., 0.150%, 04/05/2021	14,999,688	0.4
15,000,000	Dominion Resources, Inc., 0.190%, 05/03/2021	14,997,456	0.4
15,000,000	Dominion Resources, Inc., 0.190%, 05/07/2021	14,997,040	0.4
25,000,000	Enbridge (US) Inc., 0.230%, 05/28/2021	24,990,857	0.7
1,825,000	Entergy Corp., 0.110%, 04/07/2021	1,824,961	0.1
3,000,000	Entergy Corp., 0.240%, 05/03/2021	2,999,362	0.1
3,000,000	Entergy Corp., 0.240%, 05/04/2021	2,999,340	0.1
5,000,000	Entergy Corp., 0.250%, 05/19/2021	4,998,346	0.2
5,000,000	Entergy Corp., 0.260%, 06/10/2021	4,997,495	0.2
20,000,000	HP, Inc., 0.240%, 04/12/2021	19,999,417	0.6
3,750,000	Jupiter Securitization Company, 0.120%, 04/20/2021	3,749,754	0.1
8,000,000	Kellogg Co., 0.150%, 04/08/2021	7,999,731	0.2
15,000,000	Toyota Motor Corp., 0.120%, 04/28/2021	14,998,647	0.4
5,000,000	UnitedHealth Group, Inc., 0.110%, 04/21/2021	4,999,685	0.2

	Total Commercial Paper
	(Cost $216,744,839)	216,750,658	6.4

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

		Repurchase Agreements: 3.5%
6,960,426	(6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $6,960,430, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,099,635, due 06/01/21-04/01/51)	6,960,426	0.2
4,837,749	(6)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $4,837,756, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $4,934,504, due 01/01/25-10/01/50)	4,837,749	0.1
4,912,735	(6)	BNP Paribas S.A., Repurchase Agreement dated 03/31/21, 0.21%, due 04/01/21 (Repurchase Amount $4,912,763, collateralized by various U.S. Government Securities, 0.652%-8.125%, Market Value plus accrued interest $5,158,372, due 05/20/22-04/01/40)	4,912,735	0.2
28,354,982	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $28,354,998, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $28,922,082, due 04/15/21-02/20/71)	28,354,982	0.8
1,845,018	(6)	CF Secured LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,845,019, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.682%, Market Value plus accrued interest $1,881,919, due 04/22/21-06/20/69)	1,845,018	0.1
4,723,008	(6)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $4,723,016, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $4,817,481, due 04/13/21-02/15/48)	4,723,008	0.1
10,000,952	(6)	Citibank N.A., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $10,000,955, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-6.000%, Market Value plus accrued interest $10,209,074, due 07/01/24-02/15/50)	10,000,952	0.3
1,432,360	(6)	ED&F Man Capital Markets Inc., Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $1,432,362, collateralized by various U.S. Government Agency Obligations, 2.098%-5.000%, Market Value plus accrued interest $1,461,007, due 10/01/21-03/01/51)	1,432,360	0.0
7,853,155	(6)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $7,853,166, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $8,010,219, due 07/01/22-03/01/51)	7,853,155	0.2
8,963,198	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $8,963,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $9,142,471, due 06/01/21-02/20/71)	8,963,198	0.3

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

7,357,803	(6)	MUFG Securities America Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $7,357,805, collateralized by various U.S. Government Agency Obligations, 2.000%-4.500%, Market Value plus accrued interest $7,504,959, due 06/01/33-02/01/51)	7,357,803	0.2
5,402,859	(6)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $5,402,868, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $5,526,879, due 01/31/22-02/15/41)	5,402,859	0.2
1,806,379	(6)	Royal Bank of Canada, Repurchase Agreement dated 03/31/21, 0.20%, due 04/01/21 (Repurchase Amount $1,806,389, collateralized by various U.S. Government Securities, 0.441%-10.200%, Market Value plus accrued interest $1,888,661, due 01/15/22-09/01/40)	1,806,379	0.1
21,823,683	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $21,823,737, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $22,260,232, due 07/15/23-02/15/48)	21,823,683	0.6
2,210,139	(6)	Stonex Financial Inc., Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $2,210,143, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-9.000%, Market Value plus accrued interest $2,254,342, due 04/25/21-02/20/71)	2,210,139	0.1

	Total Repurchase Agreements
	(Cost $118,484,446)		118,484,446	3.5

Shares			Value	Percentage of Net Assets
		Mutual Funds(6): 1.7%
51,120,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	51,120,000	1.5
3,764,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	3,764,000	0.1
3,764,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	3,764,000	0.1
	Total Mutual Funds
	(Cost $58,648,000)		58,648,000	1.7

	Total Short-Term Investments
	(Cost $393,877,285)		393,883,104	11.6

	Total Investments in Securities (Cost $3,674,429,073)		$3,777,144,614	111.3
	Liabilities in Excess of Other Assets		(383,524,452)	(11.3)
	Net Assets		$3,393,620,162	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2021.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2021.

Reference Rate Abbreviations:
US0012M	12-month LIBOR

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$894,448,564	$–	$894,448,564
Collateralized Mortgage Obligations	–	1,527,335	–	1,527,335
Municipal Bonds	–	30,382,070	–	30,382,070
Sovereign Bonds	–	55,109,107	–	55,109,107
U.S. Government Agency Obligations	–	847,743,469	–	847,743,469
Asset-Backed Securities	–	12,269,503	–	12,269,503
Supranational Bonds	–	25,020,021	–	25,020,021
Commercial Mortgage-Backed Securities	–	71,768,469	–	71,768,469
U.S. Treasury Obligations	–	1,444,992,972	–	1,444,992,972
Short-Term Investments	58,648,000	335,235,104	–	393,883,104
Total Investments, at fair value	$58,648,000	$3,718,496,614	$–	$3,777,144,614
Other Financial Instruments+
Centrally Cleared Swaps	–	61,239	–	61,239
Futures	714,462	–	–	714,462
Total Assets	$59,362,462	$3,718,557,853	$–	$3,777,920,315
Liabilities Table
Other Financial Instruments+
Futures	$(299,219)	$–	$–	$(299,219)
Total Liabilities	$(299,219)	$–	$–	$(299,219)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2021, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	88	06/21/21	$11,522,500	$(299,219)
			$11,522,500	$(299,219)
Short Contracts:
U.S. Treasury 2-Year Note	(3)	06/30/21	(662,180)	651
U.S. Treasury 5-Year Note	(90)	06/30/21	(11,105,859)	142,562
U.S. Treasury Ultra 10-Year Note	(155)	06/21/21	(22,271,563)	571,249
			$(34,039,602)	$714,462

At March 31, 2021, the following centrally cleared credit default swaps were outstanding for Voya U.S. Bond Index Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 35, Version 1	Sell	1.000	12/20/25	USD	65,000,000	$1,557,762	$61,239
						$1,557,762	$61,239

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD	-	United States Dollar

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,679,421,316.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$132,735,479
Gross Unrealized Depreciation	(33,039,176)

Net Unrealized Appreciation	$99,696,303